Scudder
                                                                 Investments(SM)
                                                                   [LOGO]
BOND/TAX FREE


Scudder Managed
Municipal Bonds



Semiannual Report
November 30, 2000


The fund seeks income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free funds. Contents

Contents
--------------------------------------------------------------------------------

                        4 Letter from the Fund's President

                        6 Performance Update

                        8 Portfolio Summary

                        9 Portfolio Management Discussion

                       14 Investment Portfolio

                       38 Financial Statements

                       41 Financial Highlights

                       43 Notes to Financial Statements

                       50 Shareholder Meeting Results

                       51 Officers and Trustees

                       52 Investment Products and Services

                       54 Account Management Resources

Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------
Class AARP             ticker symbol AMUBX                    fund number 166
Class S                ticker symbol SCMBX                    fund number 066
--------------------------------------------------------------------------------

Date of               o    Scudder Managed Municipal Bonds-- Class S shares
Inception:                 posted a total return of 6.56% for its most recent
10/14/76                   semiannual period ended November 30, 2000.

Total Net             o    For the three-, five-, and ten-year periods, the
Assets as of               total returns of the fund's placed it in the top 15%
11/30/00--                 of similar municipal bond funds as tracked by Lipper,
                           Inc.^1
Class AARP:
$1,450 million        o    As of November 30, 2000, Scudder Managed Municipal
                           Bonds -- Class S shares' 30-day net annualized SEC
Class S:                   yield was 5.19%, equivalent to an 8.11% taxable yield
$772 million               for investors subject to the 36% maximum federal
                           income tax rate.

                      o Scudder Managed Municipal Bonds -- Class S shares received an overall Morningstar Rating(TM) of five stars (highest rating) out of 1,717 tax-free funds as of November 30, 2000.^2

^1 Source: Lipper, Inc. an independent analyst of investment performance.
   Performance includes reinvestment of dividends, pertains only to Class S shares, and is no guarantee of future results.

^2 Morningstar proprietary rankings reflect historical risk-adjusted performance as of November 30, 2000, and apply only to Class S shares. Ratings are subject to change monthly, and past performance does not guarantee future results. Morningstar ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bills with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The fund received five stars for the three-year period, five stars for the five-year period, and four stars for the ten-year period. The top 10% of funds in a broad asset class receive 5 stars and the next 22.5% receive 4 stars. The fund was rated among 1717, 1476, and 439 funds in its broad asset class for the three-, five-, and ten-year periods, respectively.

Letter from the Fund's President
--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to report to you on Scudder Managed Municipal Bonds' most recent semiannual period ended November 30, 2000. The fund's Class S shares posted a 6.56% total return for the period. The fund also posted solid competitive performance, placing in the top 15% of similar funds over the three-, five-, and ten-year periods ended November 30 according to Lipper, Inc.

Scudder Managed Municipal Bonds seeks to provide a high level of income exempt from regular federal income tax. It does this by investing the majority of its assets in municipal securities across in the top three grades of credit quality. Municipal bonds held in the fund's portfolio finance public transportation, road and bridge construction, colleges and universities, hospitals, and other projects or entities. The fund's managers look for securities that appear to offer the best total return potential, and normally prefer those that cannot be called in before maturity. In making buy and sell decisions, the managers weigh a number of factors against each other, from economic outlooks to supply and demand within the municipal market. Please see the Portfolio Management Discussion beginning on page 9 for additional information on the fund's performance, strategy, and outlook.

In closing, we thought you'd like to know that we believe municipal bonds currently represent attractive value when compared with U.S. government securities: Yields of 10-year municipal bonds were 86% as high as yields of comparable Treasuries as of September 30. This means that -- on an after-tax basis -- an individual in an income tax bracket higher than 15% would be better off owning municipal securities over Treasuries.* Of course, Treasury securities are backed by the full faith and credit of the U.S. government, but municipal bonds are considered "next in line" in terms of creditworthiness. And with their superior liquidity and diversification compared with the holding of individual bonds, municipal bond funds represent a convenient way to seek attractive yields and steady total returns.

Thank you for investing with Scudder. If you have any questions regarding Scudder Managed Municipal Bonds, please call 1-800-SCUDDER, or visit Scudder's Web site at www.scudder.com.

Sincerely,

/s/ Linda C. Coughlin

Linda C. Coughlin
President
Scudder Managed Municipal Bonds

   *  Source: Zurich Scudder Investments, Inc.

Performance Update
--------------------------------------------------------------------------------

                                                               November 30, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------
A GRAPH IN THE FORM OF A LINE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

     Scudder Managed Municipal Bonds --                 Lehman Brothers
               Class S                               Municipal Bond Index*

                  1990    10000                     1990            10000
                  1991    11038                     1991            11026
                  1992    12151                     1992            12133
                  1993    13649                     1993            13477
                  1994    12772                     1994            12769
                  1995    15201                     1995            15183
                  1996    16082                     1996            16075
                  1997    17191                     1997            17231
                  1998    18505                     1998            18569
                  1999    18328                     1999            18368
                  2000    19641                     2000            19868

                        Yearly periods ended November 30


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                          Total Return
Period ended 11/30/2000        Growth of        Cumulative             Average
                                $10,000                                Annual
--------------------------------------------------------------------------------
Scudder Managed Municipal Bonds -- Class S
--------------------------------------------------------------------------------
1 year                         $  10,716           7.16%                 7.16%
--------------------------------------------------------------------------------
5 year                         $  12,921          29.21%                 5.26%
--------------------------------------------------------------------------------
10 year                        $  19,641          96.41%                 6.98%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index*
--------------------------------------------------------------------------------
1 year                         $  10,816           8.16%                 8.16%
--------------------------------------------------------------------------------
5 year                         $  13,085          30.85%                 5.52%
--------------------------------------------------------------------------------
10 year                        $  19,868          98.68%                 7.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Returns and Per Share Information
--------------------------------------------------------------------------------

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE ILLUSTRATING THE FUND TOTAL RETURN (%) AND LEHMAN BROTHERS MUNICIPAL BOND INDEX* TOTAL RETURN (%)

                1991       1992     1993     1994    1995    1996    1997   1998    1999    2000
--------------------------------------------------------------------------------------------------
Fund Total
Return (%)       10.38    10.08    12.33    -6.43   19.02     5.80   6.90    7.65   -.96    7.16
--------------------------------------------------------------------------------------------------
Index Total
Return (%)       10.26    10.04    11.08    -5.25   18.91     5.88   7.19    7.77  -1.08    8.16
--------------------------------------------------------------------------------------------------
Net Asset
Value ($)         8.63     8.64     8.92     7.89    8.88     8.92   9.01    9.18   8.61    8.76
--------------------------------------------------------------------------------------------------
Income
Dividends ($)      .53      .51      .48      .46     .48      .45    .46     .45    .45     .49
--------------------------------------------------------------------------------------------------
Capital Gains
Distributions ($)  .12      .33      .29      .02      --       --    .05     .05    .04      --
--------------------------------------------------------------------------------------------------

* The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of the long-term, investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years. Index returns assume dividends are reinvested and, unlike Fund returns, do not reflect any fees or expenses.

         On July 28, 2000, existing shares of the Fund were redesignated as Class S shares. In addition, the Fund commenced offering Class AARP shares. The total return information provided is for the Fund's Class S shares.

         All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Portfolio Summary
--------------------------------------------------------------------------------

                                                               November 30, 2000

--------------------------------------------------------------------------------
Diversification
--------------------------------------------------------------------------------
A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.
                                                        Diversification remains
    Hospital/Health Revenue     14%                       an important strategy
    Electric Utility Revenue    11%                      for the fund, allowing
    Other General Obligation/                          us to spread risk over a
    Lease                       11%                    large number of sectors,
    State General Obligation/                                   maturities, and
    Lease                       10%                           geographic areas.
    School District General
    Obligation/Lease            10%
    Water/Sewer Revenue          9%
    Core Cities/Lease            8%
    Port/Airport Revenue         3%
    Resource Recovery/
    Project Revenue              3%
    Miscellaneous Municipal     21%
---------------------------------------
                               100%
---------------------------------------

--------------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------------
A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.
                                                       Overall portfolio quality
                                                         remains high, with over
    AAA*                        85%                      95% of portfolio assets
    AA                           8%                             rated AAA or AA.
    A                            3%
    BBB                          1%
    Not Rated                    3%
---------------------------------------
                               100%
---------------------------------------
    Weighted average quality: AAA
    * Includes Cash Equivalents

--------------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------------
A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.
                                                             As a "risk-managed"
                                                           fund that attempts to
    0 < 5 years                 15%                     reduce price volatility,
    5 < 10                      43%                              Scudder Managed
    10 < 15                     26%                        Municipal Bonds takes
    Greater than 15 years       16%                       conservative positions
---------------------------------------                   on effective maturity,
                               100%                           maintaining a more
---------------------------------------                     cautious stance than
    Weighted average effective                              other similar funds.
    maturity: 10.20 years




For more complete details about the Fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Portfolio Management Discussion
--------------------------------------------------------------------------------

                                                               November 30, 2000

                  Dear Shareholders,

                  In an improved environment for bonds, Scudder Managed Municipal Bonds -- Class S shares posted a 6.56% total return over the six months ended November 30, 2000. The fund also placed in the top 15% of similar municipal bond funds for total return performance over the three-, five-, and ten-year periods ended November 30, according to Lipper, Inc. The fund's six-month return was substantially similar to the 6.58% average return of its 270 peers as defined by Lipper. The fund's results also placed it in the top 15% of similar funds for the three-, five-, and 10-year periods as shown in the table below. The return of the fund's Class S shares for the 12 months ended November 30 was 7.16%.

                  As of November 30, Scudder Managed Municipal Bonds received a five-star (highest) rating from Morningstar (see page 2 for additional information). Please turn to the Performance Update on page 3 for more information on the fund's long-term progress, including comparisons with the unmanaged Lehman Brothers Municipal Bond Index.

                  Market Environment
                  The year 2000 was a time of transition for the fixed income markets. Going into the year, the markets were dominated by uncertainty created by Y2K concerns, and fear that a rapidly growing economy would trigger a resurgence of higher inflation. During this time a number of events combined to help bring yields on longer-maturity

--------------------------------------------------------------------------------
Strong Long-Term Performance
(Average annual returns for periods ended November 30, 2000)
--------------------------------------------------------------------------------

Period              Scudder         Lipper
               Managed Municipal    Average
                     Bonds          Annual                   Number of    Percentile
                    Return          Return     Rank        Funds Tracked   Ranking
-------------------------------------------------------------------------------------
1 Year                7.16%           6.95%    126    of       270         Top 47%
3 Years               4.55%           3.34%      7    of       224         Top 3%
5 Years               5.26%           4.35%     10    of       186         Top 6%
10 Years              6.98%           6.46%     11    of        84         Top 13%
--------------------------------------------------------------------------------------

Past performance does not guarantee future results. Performance pertains to Class S shares.

--------------------------------------------------------------------------------

         bonds down (and prices up). The most important of these was the Federal Reserve Board's efforts to keep inflation under control by keeping short-term interest rates high. Early in 2000, the Fed continued to increase the federal funds rate -- from 5.75% to 6.5% -- a campaign which began in 1999. Over the fund's most recent semiannual period the Fed showed that it would remain vigilant by maintaining the Federal Funds rate at a comparatively high 6.5%. As the year unfolded, with very few signs of reemerging inflation, economic indicators began to signal a slowdown in the economy's growth.

         The bond market responded to signs of a potential slowdown by bidding up bond prices, sending yields lower. (Bond prices and yields move inversely.) In this case, bond market participants reacted favorably to signs of an economic slowdown because it meant that the chances of an increase in inflation were that much less. Typically, bond purchasers are more willing to lend when they believe the yields of the bonds they buy will not be diluted by higher inflation. Over the six months ended November 30, 10-year Treasury bond yields declined three quarters of a percentage point and their prices rose 6%. Over the same time frame, 10-year AAA-rated municipal bond yields declined over half a percentage point, and their prices rose 4.6%. The difference in performance between municipals and Treasuries would have been wider but for strong demand for municipal bonds during 2000 -- demand that pushed up bond prices -- coupled with a reduction in their supply (approximately 20% lower than the previous year).

         Portfolio Strategy

         Over the six-month period, the segment of the yield curve of municipal bonds with maturities from 10 to 20 years was steeper than the long-term average. Accordingly, our near-term strategy was to de-emphasize 7- to 10-year bonds and purchase bonds with 15-year maturities to take advantage of attractive yields that were available at that maturity level.

--------------------------------------------------------------------------------


         Two other elements of our longer-term strategy remained the same during the period:

                o Focus on premium "cushion" bonds. (High coupon bonds trading at a premium to face value that can be redeemed prior to maturity). We believe that the extra yield provided by cushion bonds adequately compensates the fund for the call feature in the current environment.

                o Emphasize call protection. Within our call protection
                  strategy, the fund regularly holds a significant percentage of bonds in its portfolio that cannot be redeemed by the issuer before the bond's maturity date. (Bond issuers with call provisions on a bond often redeem a bond early if interest rates decline.) Holding a significant number of call-protected bonds helps the fund provide a steadier stream of income that is less subject to fluctuations in interest rates.

         As a "risk-managed" fund that attempts to reduce price volatility, Scudder Managed Municipal Bonds takes conservative positions on portfolio duration, maintaining a more conservative stance than other similar funds. One way of assessing the fund's level of risk (and therefore its level of price sensitivity to changes in interest rates) is through the measurement of "duration." Duration gives relative weight to both principal and interest payments through the life of a bond and has replaced average maturity as the standard measure of interest rate sensitivity among professional investors. Generally, the shorter the duration, the less sensitive a portfolio will be to changes in interest rates. Therefore, the price of a municipal bond fund with a duration that is shorter than that of a similar fund will tend to decline less when interest rates rise.

         For this reason, the fund may lag other municipal bond funds' total returns on a short-term basis. However, we believe the fund's investments in noncallable and premium bonds -- which have performed well for the fund over the long term -- will continue to provide competitive returns for our shareholders. As of November 30, the fund's average duration was 7.5 years.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Municipal Bonds Represent Attractive Value
Ratio of the yields of 10-year AAA-rated municipal bonds to the yields of 10-year Treasury bonds
--------------------------------------------------------------------------------
A GRAPH IN THE FORM OF A LINE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

           11/30/99       80.26
            1/31/00       79.22
            3/31/00       82.87
            5/31/00       83.86
            7/31/00       80.50
            9/30/00       82.82
           11/30/00       85.87

--------------------------------------------------------------------------------

The higher the ratio the more attractive municipal bonds are compared with Treasury bonds.

         Diversification remains an important strategy for the fund, allowing us to spread risk over a large number of sectors, maturities, and geographic areas. As of November 30, the fund held securities issued in 39 states plus the District of Columbia, the Virgin Islands, and Puerto Rico. The Portfolio Summary on page 5 provides more information about the fund's holdings, including quality, maturity, and sector representation.

         Outlook

         With recent reductions in supply, attractive long-term yields, and signs of a moderation in the U.S. economy, we believe municipal bonds have the potential to perform well in 2001. We are cautious about the Fed's new recession-fighting track, however. Any indication that the Fed's January 2001 half point reduction in the Fed Funds rate points to a newly red-hot economy would be a cautionary sign for bonds.

--------------------------------------------------------------------------------


         In terms of fund strategy, we will continue to purchase bonds that we believe combine the most attractive maturities and bond structure. As always, rather than attempting to make investment decisions based on short-term market movements, we will search for the most attractively valued bonds as we seek a high level of tax-free income for our shareholders.

         Sincerely,

         Your Portfolio Management Team


         /s/ Philip G. Condon              /s/ Ashton P. Goodfield

         Philip G. Condon                  Ashton P. Goodfield

Investment Portfolio                         as of November 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)

----------------------------------------------------------------------------------
Short-Term Municipal Investments 0.5%
----------------------------------------------------------------------------------
 Alabama
 North Alabama, Environmental Improvement Authority,
    Pollution Control Revenue, Variable Rate,
    4.2%*, 12/1/2000....................................  1,100,000      1,100,000
 Alaska
 Valdez, AK, Marine Terminal Revenue, Exxon Pipeline
    Company Project, Daily Demand Note, Series 1993 B,
    4.2%*, 12/1/2033 ...................................    750,000        750,000
 Louisiana
 Louisiana State Offshore Terminal Port Authority Revenue,
    Series 1992, Daily Demand Note, 4.25%*, 9/1/2008....  1,500,000      1,500,000
 Texas
 Harris County, TX, Health Facilities Authority Revenue,
    St. Lukes Episcopal Hospital, Series 1997 A, Daily
    Demand Note, 4.15%*, 2/15/2027......................  3,000,000      3,000,000
 Harris County, TX, Health Facilities Revenue, St. Luke
    Episcopal Hospital, Series 1997 B, Daily Demand Note,
    4.15%*, 2/15/2027...................................  4,100,000      4,100,000
 North Central, TX, Health Facilities Development Corp.,
    Presbyterian Medical Center, Daily Demand Note,
    Series 1985 C, 4.15%*, 12/1/2015....................  1,800,000      1,800,000

Total Short-Term Municipal Investments (Cost $12,250,000)               12,250,000

----------------------------------------------------------------------------------
Long-Term Municipal Investments 99.5%
----------------------------------------------------------------------------------

 Alaska
 North Slope Borough, AK, General Obligation:
    Series 1994 B, Zero Coupon, 6/30/2004 (b)........... 30,500,000     25,723,700
    Series 1994 B, Zero Coupon, 6/30/2005 (b) (e)....... 43,800,000     35,131,542
    Series 1995 A, Zero Coupon, 6/30/2006 (b)........... 11,000,000      8,385,630
    Series 1997 A, Zero Coupon, 6/30/2008 (b)...........  7,000,000      4,806,270
    Series 2000 B, Zero Coupon, 6/30/2011 (b)...........  5,000,000      2,906,850
 Arizona
 Arizona Municipal Finance Program, Certificate of
    Participation, Series 25, 7.875%, 8/1/2014 (b)......  3,500,000      4,422,600
 Maricopa County, AZ:
    School District #6, Washington Elementary, Series B,
      4.1%, 7/1/2013 (b)................................  2,950,000      2,677,568
    School District No. 28, Kyrene Elementary School,
      Series 1993 B, Zero Coupon, 1/1/2006 (b)..........  4,905,000      3,861,265
    Unified School District #41, Gilbert School,
      Zero Coupon, 1/1/2005 (b).........................  5,280,000      4,372,315


    The accompanying notes are an integral part of the financial statements.

                                       14

----------------------------------------------------------------------------------
                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 Phoenix, AZ, Civic Improvement Corp., Wastewater
    System Revenue, 6%, 7/1/2011 (b)....................  4,105,000      4,514,104
 California
 Alameda County, CA, Certificate of Participation,
    Santa Rita Jail Project, 5.375%, 6/1/2009 (b).......  5,000,000      5,348,200
 Banning, CA, Wastewater, Certificate of Participation:
    8%, 1/1/2019 (b)....................................    960,000      1,249,651
    8%, 1/1/2019 (b)....................................  1,080,000      1,376,644
 California General Obligation:
    Series 1989, 6.25%, 10/1/2007 (b)...................  4,000,000      4,473,800
    Series 1990, 6.25%, 4/1/2008 (b)....................  5,000,000      5,612,550
    Series 1991, 6.6%, 2/1/2009 (b) (e)................. 15,600,000     17,956,848
 California Housing Finance Agency, Multi-Unit Rental
    Housing Revenue, Series 1992 A, 7.7%, 8/1/2010......  1,000,000      1,057,750
 California Pollution Control Financing Authority,
    Solid Waste Disposal Revenue, Canadian Fibre of
    Riverside PJ, AMT, Series 1997 A, 9%, 7/1/2019...... 12,000,000      7,560,000
 California State Public Works Board, Lease Revenue,
    Series A, 6.3%, 12/1/2006 (b).......................  8,095,000      8,981,969
 California Statewide Community Development Authority,
    Certificates of Participation, Lutheran Homes,
    Series 1999, 5.5%, 11/15/2008.......................  2,250,000      2,415,398
 Foothill Eastern Transportation Corridor Agency, CA,
    Toll Road Revenue:
      Series 1995 A, Step-up Coupon, Prerefunded
        1/1/2010, 0% to 1/1/2005, 7.1% to 1/1/2011 (c)..  4,000,000      3,668,520
      Series 1995 A, Step-up Coupon, Prerefunded
        1/1/2010, 0% to 1/1/2005, 7.1% to 1/1/2012 (c)..  4,000,000      3,668,520
      Series 1995 A, Step-up Coupon, Prerefunded
        1/1/2010, 0% to 1/1/2005, 7.15% to 1/1/2014 (c).  6,250,000      5,743,313
      Series 1995 A, Step-up Coupon, ETM, 0% to
        1/1/2005, 7.05% to 1/1/2009**...................  5,000,000      4,452,700
      Series 1995 A, Zero Coupon, 1/1/2015.............. 11,000,000      5,312,010
 Los Angeles County, CA, Capital Asset Leasing,
    6%, 12/1/2006 (b)...................................  9,000,000      9,829,260
 Los Angeles County, CA, Certificate of Participation,
    Disney Parking Project:
      Series 1993, Zero Coupon, 9/1/2007................  4,030,000      2,890,034
      Series 1993, Zero Coupon, 9/1/2009................  5,425,000      3,477,751
 Madera County, CA, Certificate of Participation,
    Valley Childrens Hospital, 6.5%, 3/15/2010 (b)......  2,840,000      3,270,714
 Oakland, CA, Redevelopment Agency, Tax Allocation,
    6%, 2/1/2007 (b)....................................  2,000,000      2,189,760


    The accompanying notes are an integral part of the financial statements.





                                       15


----------------------------------------------------------------------------------

                                                         Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 Roseville, CA, Unified High School District, General
    Obligation:
      Series 1995 B, Zero Coupon, 8/1/2010 (b)..........  1,830,000      1,161,739
      Series 1995 B, Zero Coupon, 8/1/2015 (b)..........  1,000,000        466,570
 San Diego County, CA, Water Authority Revenue,
    Certificate of Participation:
      5.632%, 4/25/2007 (b).............................  6,300,000      6,702,759
      5.681%, 4/22/2009 (b).............................  4,500,000      4,812,705
 San Francisco, CA, Bay Area Rapid Transit District,
    Sales Tax Revenue Refunding, 6.75%, 7/1/2010 (b)....  2,000,000      2,358,260
 San Joaquin, CA, Certificate of Participation, County
    Public Facilities Project, Series 1993, 5.5%,
     11/15/2013(b)......................................  3,895,000      4,216,415
 San Joaquin, CA, Revenue, Capital Appreciation,
    Series 1997 A, Zero Coupon, 1/15/2012...............  5,000,000      2,888,000
 Colorado
 Colorado Department of Transportation Revenue, 6%,
    6/15/2010 (b).......................................  8,680,000      9,494,010
 Colorado Housing Finance Authority Revenue,
    Multi-Family Mortgage:
      Series 1992, 8.1%, 10/1/2005......................  2,030,000      2,159,697
      Series 1992, 8.15%, 10/1/2006.....................  2,145,000      2,283,910
      Series 1992, 8.25%, 10/1/2010.....................  1,940,000      2,068,971
      Series 1992, 8.25%, 10/1/2011.....................  1,680,000      1,791,686
      Series 1992, 8.25%, 10/1/2012.....................  1,945,000      2,074,304
      Series 1992 A, 8.15%, 10/1/2007...................  2,320,000      2,470,243
      Series 1992 A, 8.2%, 10/1/2008....................  2,510,000      2,674,706
      Series 1992 A, 8.2%, 10/1/2009....................  2,725,000      2,903,815
 Denver, CO, City & County Airport Revenue, 11.773%,
    11/15/2013..........................................  5,000,000      5,603,500
 Denver, CO, Urban Renewal Authority, Tax Increment
    Revenue, Pavilions-Convention, AMT, Series 1989,
    7.5%, 9/1/2004......................................    760,000        795,234
 Mesa County, CO, Residual Revenue, Single Family
    Housing, ETM, Series 1992, Zero Coupon, 12/1/2011**. 11,435,000      6,584,502
 Connecticut
 State of Connecticut, General Obligation, Series 2000 B,
    5.75%, 6/15/2012....................................  9,935,000     10,622,999
 District of Columbia
 District of Columbia Certificate of Participation:
    Series 1993, 6.875%, 1/1/2003 (b)...................  1,380,000      1,398,244
    Series 1993, 7.3%, 1/1/2013.........................  1,000,000      1,046,790

    The accompanying notes are an integral part of the financial statements.

                                       16

----------------------------------------------------------------------------------
                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 District of Columbia General Obligation:
    Inverse Floating Rate Note, Series 1999 B,
      6.818%, 6/1/2010***............................... 12,500,000     13,696,500
    Prerefunded 8/1/1999, 6.5%, 6/1/2010 (b) (c)........    110,000        124,450
    Series 1993 B, 5.5%, 6/1/2008 (b)...................  3,225,000      3,364,804
    Series 1989 B, Zero Coupon, 6/1/2003 (b)............  2,000,000      1,781,780
    Series B, 5.4%, 6/1/2006 (b)........................ 15,000,000     15,492,900
    Series B, 5.5%, 6/1/2007 (b)........................ 23,000,000     23,948,750
    Series B, 5.5%, 6/1/2008 (b)........................ 11,300,000     11,789,855
    Series B1, 5.5%, 6/1/2009 (b).......................  2,840,000      2,966,380
    Series B3, 5.5%, 6/1/2009 (b)....................... 16,150,000     16,868,675
    Series B, 5.5%, 6/1/2012 (b)........................  1,050,000      1,089,449
    Series B3, 5.4%, 6/1/2006 (b)....................... 10,000,000     10,328,600
 District of Columbia, Unrefunded Balance:
    6.25%, 6/1/2010 (b).................................  2,160,000      2,419,200
    Series B, 6.125%, 6/1/2003 (b)......................  3,905,000      4,046,869
 District of Columbia, Water and Sewer Authority,
    Public Utility Revenue, Series 1998, 5.5%,
    10/1/2023 (b).......................................  5,000,000      5,041,800
 Georgia
 Atlanta, GA, Airport Revenue, General Obligation:
    AMT, Series C, 6%, 1/1/2011 (b) (d).................  7,375,000      7,938,155
    AMT, Series C, 6.125%, 1/1/2012 (b) (d).............  7,735,000      8,392,552
 Burke County, GA, Development Authority, Pollution
    Control Revenue, Vogtle Project, 7.7%, 1/1/2006.....  5,000,000      5,459,500
 Cobb County, GA, Kennestone Hospital Authority,
    Series A, 5.625%, 4/1/2011 (b)......................  2,305,000      2,430,484
 Georgia Municipal Electric Authority, Power Revenue:
    6.332%, 1/1/2016....................................  4,600,000      5,745,814
    Series 1991 V, 6.5%, 1/1/2012 (b)...................  5,000,000      5,648,050
    Series 1997 X, 6.5%, 1/1/2012 (b)...................  3,500,000      3,953,635
    Series 1998 Y, 6.4%, 1/1/2013 (b)...................  3,500,000      3,929,800
 Macon-Bibb County, GA, Hospital Authority, Medical
    Center of Central Georgia, Series C,
    5.25%, 8/1/2011 (b).................................  3,000,000      3,072,450
 Hawaii
 Hawaii State, General Obligation:
    Airport Systems Revenue, 6.5%, 7/1/2013 (b).........  6,680,000      7,382,870
    Series CT, 5.7%, 9/1/2013 (b)....................... 18,095,000     19,027,616
    Series CU, 5.875%, 10/1/2014 (b)....................  1,500,000      1,591,905
    Series CU, 5.875%, 10/1/2015 (b)....................  2,855,000      3,016,336

    The accompanying notes are an integral part of the financial statements.

                                       17

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 Illinois
 Central Lake County, IL, Joint Action Water Agency:
    Series 1991, Zero Coupon, 5/1/2004 (b)..............  2,445,000      2,081,697
    Zero Coupon, Refunding Revenue, 5/1/2002 (b)........  2,245,000      2,103,475
 Chicago, IL, General Obligation:
    6.25%, 1/1/2011 (b).................................  3,000,000      3,327,960
    Series A, 5.375%, 1/1/2013 (b)...................... 15,410,000     15,851,188
    Series B, 5%, 1/1/2010 (b)..........................  5,200,000      5,250,856
    Series B, 5%, 1/1/2011 (b)..........................  1,620,000      1,633,349
    Series B, 5.125%, 1/1/2015 (b)......................  9,550,000      9,530,614
    Board of Education, Lease :
      Series A, 6.25%, 1/1/2010 (b)..................... 11,550,000     12,712,970
      Series A, 6%, 1/1/2016 (b)........................ 11,025,000     11,968,850
      Series 1992 A, 6.25%, 1/1/2015 (b)................ 28,725,000     31,937,604
      Series 1996, 6.25%, 12/1/2011 (b).................  1,600,000      1,787,088
    Certificate of Participation:
      Board of Education, Series A, 6%, 1/1/2020 (b) (e) 36,625,000     39,516,883
      Emergency Telephone Systems, Series 1993,
        5.6%, 1/1/2009 (b)..............................  7,200,000      7,648,848
 Chicago, IL, Motor Fuel Tax Revenue, Series 1993,
    5.375%, 1/1/2014 (b)................................  5,000,000      5,098,750
 Chicago, IL, O'Hare International Airport:
    Series C, Revenue Refunding, 5%, 1/1/2011 (b).......  6,500,000      6,522,685
    Special Facilities Revenue, United Airlines Project,
      Series 1999 A, 5.35%, 9/1/2016....................  4,500,000      3,913,875
 Chicago, IL, Public Building Commission:
    Board of Education, Series A, Zero Coupon,
    1/1/2006 (b)........................................  2,430,000      1,909,130
    Building Revenue:
      Series A, 5.25%, 12/1/2009 (b).................... 10,420,000     10,748,022
      Series A, 5.25%, 12/1/2011 (b)....................  9,705,000      9,945,587
    Series 1990 A, ETM, Zero Coupon, 1/1/2008** (b).....  4,000,000      2,842,400
    Series 1993 A, 5.25%, 12/1/2008 (b).................  2,655,000      2,739,854
 Chicago, IL, Wastewater Transmission Revenue:
    5.5%, 1/1/2009 (b).................................. 11,990,000     12,534,226
    5.5%, 1/1/2010 (b)..................................  7,220,000      7,553,131
    Series 1993, 5.375%, 1/1/2013 (b)...................  3,215,000      3,289,524
 Cook & DuPage Counties, IL,
    Housing Development Authority:
      Series 1996 B, FSA Zero Coupon, 1/1/2011 (b)......  1,040,000        623,345
      Series 1996 B, FSA Zero Coupon, 1/1/2012 (b)......  1,300,000        733,460
      Series 1996 B, FSA Zero Coupon, 1/1/2013 (b)......  4,595,000      2,436,085

    The accompanying notes are an integral part of the financial statements.

                                       18

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

      Zero Coupon, 12/1/2007 (b)........................  2,550,000      1,815,600
      Zero Coupon, 12/1/2008 (b)........................  2,625,000      1,773,555
      Zero Coupon, 12/1/2009 (b)........................  2,860,000      1,831,887
 Cook County, IL, General Obligation:
    Series C, 6%, 11/15/2007 (b)........................  5,000,000      5,361,950
    Zero Coupon, ETM, 11/1/2004** (b)...................  3,205,000      2,669,412
 Decatur, IL, General Obligation:
    Series 1991, Zero Coupon, 10/1/2003 (b).............  1,455,000      1,275,031
    Series 1991, Zero Coupon, 10/1/2004 (b).............  1,415,000      1,181,369
 Decatur, IL, Public Building Commission,
    General Obligation, Certificate of Participation:
      6.5%, 1/1/2003 (b)................................  1,725,000      1,792,016
      6.5%, 1/1/2006 (b)................................  1,500,000      1,622,565
 DuPage, IL, Industrial Development Revenue,
    Weyerhaeuser Company Project, Series 1983,
    8.65%, 11/1/2008....................................  3,600,000      3,643,308
 Hoffman Estates, IL, Tax Increment Revenue:
    Capital Appreciation, Junior Lien, Series 1991,
      Zero Coupon, 5/15/2007............................ 15,460,000     11,090,386
    Series 1991, Zero Coupon, 5/15/2006.................  4,500,000      3,407,580
 Illinois, Dedicated Tax Revenue, Civic Center Project:
    6.25%, 12/15/2011 (b)...............................  3,000,000      3,335,370
    6.25%, 12/15/2020 (b)...............................  6,975,000      7,613,352
    Series A, 6.5%, 12/15/2007 (b)......................  4,765,000      5,281,526
    Series A, 6.5%, 12/15/2008 (b)......................  5,255,000      5,872,935
 Illinois Adventist Health Systems, 5.5%, 11/15/2029....  5,475,000      4,438,637
 Illinois Development Finance Authority, Pollution Control
    Revenue, Commonwealth Edison, Series 1994,
    5.85%, 1/15/2014 (b)................................  5,000,000      5,310,450
 Illinois Educational Facilities Authority, Loyola
    University:
    Series 1991 A, Zero Coupon, 7/1/2004 (b)............  2,860,000      2,416,014
    Series 1991 A, ETM, Zero Coupon, 7/1/2005**.........  7,100,000      5,711,950
 Illinois Health Facilities Authority:
    Brokaw-Mennonite Healthcare:
      6%, 8/15/2006 (b).................................  1,380,000      1,465,601
      6%, 8/15/2007 (b).................................  1,460,000      1,560,652
      6%, 8/15/2008 (b).................................  1,550,000      1,663,894
      6%, 8/15/2009 (b).................................  1,640,000      1,767,100
    Centegra Health System, Series 1998, 5.2%, 9/1/2012   1,000,000        902,970
    Children's Memorial Hospital, 6.25%, 8/15/2013 (b)..  3,400,000      3,750,336
    Felician Healthcare Inc., Series A, 6.25%,
      12/1/2015 (b)..................................... 17,000,000     18,792,990
    SSM Healthcare System, 6.4%, 6/1/2008 (b)...........  1,350,000      1,480,383

    The accompanying notes are an integral part of the financial statements.

                                       19

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 Illinois State Sales Tax Revenue:
    6%, 6/15/2010.......................................  3,500,000      3,805,865
    6.125%, 6/15/2012...................................  2,000,000      2,171,400
    Series 1992 P, 6.5%, 6/15/2013......................  2,100,000      2,358,447
 Illinois State Toll Highway Authority, Toll Highway
    Priority Revenue Bond, Series 1998 A, 5.5%,
    1/1/2013 (b)........................................  3,665,000      3,814,349
 Illinois University Retirement System, Series 1990,
    Zero Coupon, 10/1/2005 (b)..........................  7,000,000      5,562,480
 Joliet, IL, Junior College Assistance Corp., Lease
    Revenue, North Campus Extension Center, 6.7%,
    9/1/2012 (b)........................................  2,500,000      2,817,725
 Kane County, IL, Series 1996 A, 6.5%, 2/1/2010 (b).....  1,775,000      1,990,272
 Kendall, Kane and Will Counties, IL, Community Unit
    School District Number 308, Oswego:
      Zero Coupon, 3/1/2005 (b).........................  1,540,000      1,258,149
      Zero Coupon, 3/1/2006 (b).........................  1,595,000      1,239,411
 Metropolitan Pier & Exposition Authority of Illinois,
    Dedicated State Tax Revenue, McCormick Project:
      Series 1994, Zero Coupon, 6/15/2011 (b)...........  3,795,000      2,222,618
      Series 1994, Zero Coupon, 6/15/2013 (b)...........  7,565,000      3,915,871
 Northern Illinois University, Board of Regents:
    Series 1992, Zero Coupon, 4/1/2005 (b)..............  1,865,000      1,517,644
    Series 1992, Zero Coupon, 10/1/2005 (b).............  1,865,000      1,482,004
    Series 1992, Zero Coupon, 4/1/2006 (b)..............  1,865,000      1,443,435
    Series 1992, Zero Coupon, 10/1/2006 (b).............  1,865,000      1,409,194
    Series 1992, Zero Coupon, 4/1/2007 (b)..............  1,865,000      1,371,521
    Series 1992, Zero Coupon, 10/1/2007 (b).............  1,865,000      1,338,660
 Northwest Suburban Municipal Joint Action
    Water Agency, IL, Supply System Revenue,
    6.45%, 5/1/2007 (b).................................  2,575,000      2,820,166
 Oak Lawn, IL, Water and Sewer Revenue:
    Series 1992 A, Zero Coupon, 10/1/2003 (b............  1,295,000      1,125,899
    Series 1992 A, Zero Coupon, 10/1/2004 (b)...........  1,295,000      1,069,307
    Series 1992 A, Zero Coupon, 10/1/2005 (b)...........  1,295,000      1,014,840
    Series 1992 A, Zero Coupon, 10/1/2006 (b)...........  1,295,000        962,755
 Rosemont, IL, Tax Increment Revenue:
    Series 1990, Zero Coupon, 12/1/2004 (b).............  6,000,000      4,970,220
    Series 1990, Zero Coupon, 12/1/2005 (b).............  7,060,000      5,565,892
    Series C, Zero Coupon, 12/1/2005 (b)................  4,455,000      3,512,188
    Series C, Zero Coupon, 12/1/2007 (b)................  2,655,000      1,890,360
 Skokie, IL, Park District, Series 1994 B, Zero Coupon,
    12/1/2011 (b).......................................  3,000,000      1,716,390
 State University Retirement System, IL, Special Revenue,
    Zero Coupon, 10/1/2003 (b)..........................  2,750,000      2,409,853


    The accompanying notes are an integral part of the financial statements.

                                       20

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 University of Illinois, Board of Trustees:
    Series 1991, Zero Coupon, 4/1/2003 (b)..............  3,890,000      3,489,136
    Series 1991, Zero Coupon, 4/1/2005 (b)..............  3,830,000      3,116,663
    Series 1991, Zero Coupon, 4/1/2015 (b)..............  3,300,000      1,524,501
 Will County, IL, School District No. 201, General
    Obligation, Series 1991, ETM, Zero Coupon,
    12/15/2006** (b)....................................  3,725,000      2,796,842
 Winnebago County, IL, School District No. 122,
    General Obligation:
      Series 1992, 6.55%, 6/1/2009 (b)..................  1,675,000      1,876,804
      Series 1992, 6.55%, 6/1/2010 (b)..................  1,825,000      2,059,732
 Indiana
 Indiana Health Facilities Financing Authority,
    Hospital Revenue, Tech Aneilla:
      6%, 7/1/2002......................................    405,000        414,149
      6%, 7/1/2003......................................    430,000        444,448
      6%, 7/1/2004......................................    455,000        474,975
      6%, 7/1/2005......................................    485,000        510,613
      6%, 7/1/2006......................................    515,000        546,364
      6%, 7/1/2007......................................    545,000        582,006
      6%, 7/1/2008......................................    300,000        321,765
      6%, 7/1/2009......................................    310,000        333,765
      6%, 7/1/2010......................................    325,000        350,909
      6%, 7/1/2011......................................    345,000        372,631
      6%, 7/1/2012......................................    370,000        399,348
      6%, 7/1/2013......................................    390,000        420,217
      6%, 7/1/2014......................................    410,000        441,443
      6%, 7/1/2015......................................    440,000        473,084
      6%, 7/1/2016......................................    465,000        498,954
      6%, 7/1/2017......................................    490,000        524,986
      6%, 7/1/2018......................................    520,000        556,644
      Prerefunded, ETM, 6%, 7/1/2002** (c)..............  1,290,000      1,319,541
      Prerefunded, ETM, 6%, 7/1/2003** (c)..............  1,370,000      1,418,060
      Prerefunded, ETM, 6%, 7/1/2004** (c)..............  1,450,000      1,516,091
      Prerefunded, ETM, 6%, 7/1/2005** (c)..............  1,535,000      1,619,302
      Prerefunded, ETM, 6%, 7/1/2006** (c)..............  1,630,000      1,733,375
      Prerefunded, ETM, 6%, 7/1/2007** (c)..............  1,725,000      1,847,147
      Prerefunded, ETM, 6%, 7/1/2008** (c)..............    945,000      1,017,907
      Prerefunded, ETM, 6%, 7/1/2009** (c)..............    980,000      1,060,840
      Prerefunded, ETM, 6%, 7/1/2010** (c)..............  1,035,000      1,124,921
      Prerefunded, ETM, 6%, 7/1/2011** (c)..............  1,100,000      1,197,537

    The accompanying notes are an integral part of the financial statements.

                                       21


----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

      Prerefunded, ETM, 6%, 7/1/2012** (c)..............  1,165,000      1,264,852
      Prerefunded, ETM, 6%, 7/1/2013** (c)..............  1,230,000      1,330,048
      Prerefunded, ETM, 6%, 7/1/2014** (c)..............  1,310,000      1,413,123
      Prerefunded, ETM, 6%, 7/1/2015** (c)..............  1,385,000      1,489,138
      Prerefunded, ETM, 6%, 7/1/2016** (c)..............  1,470,000      1,577,339
      Prerefunded, ETM, 6%, 7/1/2017** (c)..............  1,560,000      1,669,606
      Prerefunded, ETM, 6%, 7/1/2018** (c)..............  1,655,000      1,765,769
 Indiana Health Facilities Financing Authority, Charity
    Obligation Group, Series D, 5.75%, 11/15/2012.......  4,660,000      4,858,097
 Indiana Municipal Power Agency, Power Supply System:
    Series 1993 B, 6%, 1/1/2012 (b).....................  1,750,000      1,901,358
    Series 1993 B, 5.5%, 1/1/2016 (b)...................  8,960,000      9,233,459
 Indiana Transportation Finance Authority, Highway
    Revenue, Series 1993 A, 5.75%, 6/1/2012 (b).........  5,000,000      5,349,900
 Indiana University, Revenue Refunding, Student
    Fee Revenue:
      Series H, Zero Coupon, 8/1/2006 (b)...............  8,500,000      6,449,205
      Series H, Zero Coupon, 8/1/2008 (b)............... 10,000,000      6,831,800
 Merrillville, IN, Multiple School Building Corp.,
    First Mortgage, Zero Coupon, 1/15/2011 (b)..........  4,000,000      2,390,400
 Iowa
 Polk County, IA, Mercy Hospital, 6.75%, 11/1/2005,
    Prerefunded 11/1/2001 (b) (c).......................  5,000,000      5,155,500
 Kansas
 Kansas City, KS, Utility System Revenue:
    ETM, Zero Coupon, 9/1/2004** (b)....................  3,575,000      3,003,036
    ETM, Zero Coupon, 9/1/2005** (b)....................  5,300,000      4,242,067
    ETM, Zero Coupon, 9/1/2006** (b)....................  1,875,000      1,428,844
    Zero Coupon, 9/1/2004 (b)...........................  2,640,000      2,215,198
    Zero Coupon, 9/1/2005 (b)...........................  3,950,000      3,155,695
    Zero Coupon, 9/1/2006 (b)...........................  1,375,000      1,044,876
 Kentucky
 Kentucky Economic Development Finance Authority
    Health Systems Revenues:
      Series C, Zero Coupon, 10/1/2013 (b)..............  3,245,000      2,566,308
      Series C, Zero Coupon, 10/1/2014 (b)..............  5,130,000      4,059,933
      Series C, Zero Coupon, 10/1/2015 (b)..............  5,235,000      4,097,749
 Kentucky State Property & Buildings Commission Revenue,
    Project No. 68:
      5.75%, 10/1/2012..................................  3,095,000      3,286,983
      5.75%, 10/1/2015..................................  2,375,000      2,488,383

    The accompanying notes are an integral part of the financial statements.

                                       22

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 Louisville & Jefferson County, KY, Metropolitan Sewer
    District & Drain System, 5%, 5/15/2019..............  2,500,000      2,368,350
 Louisiana
 Louisiana Public Facilities Authority, Prerefunded
    2/15/2008, 4.75%, 5/1/2016 (c)......................  5,765,000      5,787,311
 New Orleans, LA, General Obligation:
    Series 1991, Zero Coupon, 9/1/2005..................  2,500,000      1,997,275
    Zero Coupon, 9/1/2007 (b)........................... 10,000,000      7,221,100
 Orleans, LA, Levee District, Levee Improvement Bonds,
    Series 1986, 5.95%, 11/1/2014 (b)...................  1,695,000      1,789,496
 Maryland
 Baltimore, MD, Revenue Exchanged, Auto Parking
    Revenue, Series 1996 A, 5.9%, 7/1/2012 (b)..........  3,100,000      3,391,834
 Maryland Economic Development Corporation Revenue,
    Chesapeake Bay Conference, Series 1999 B,
    7.75%, 12/1/2031....................................  7,000,000      7,008,680
 Maryland State Health & Higher Educational Facilities
    Authority Revenue, University of Maryland Medical
    System, 6.75%, 7/1/2030.............................  1,000,000      1,035,870
 Northeast Maryland Waste Disposal Authority, Southwest
    Resource Recovery System:
      Series 1993, 7.2%, 1/1/2006 (b)...................  3,440,000      3,763,601
      Series 1993, 7.2%, 1/1/2007 (b)...................  3,390,000      3,708,897
 Massachusetts
 Massachusetts Bay Transportation Authority, General
    Transportation Revenue, Series 1997 B, 6.2%,
    3/1/2016............................................  2,500,000      2,776,175
 Massachusetts College Building Authority Project:
    Series A, 7.5%, 5/1/2010............................  4,110,000      4,942,768
    Series 1994 A, 7.5%, 5/1/2014.......................  5,500,000      6,740,910
 Massachusetts Health & Educational Facilities Authority:
    Boston Medical Center, Series A, 5.25%, 7/1/2012....  2,920,000      2,951,653
    Massachusetts General Hospital, Series 1992 F,
      6.25%, 7/1/2012 (b)...............................  1,000,000      1,120,570
 Massachusetts State, Zero Coupon, 10/1/2015............  6,095,000      6,696,211
 Massachusetts State Development Financial Agency,
    Revenue, Health Care Facilities, Series 1999 A,
    7.1%, 7/1/2032......................................  2,000,000      1,854,980
 Massachusetts Water Pollution Abatement Trust,
    Series 5, 5.375%, 8/1/2027..........................  5,000,000      4,939,550
 Massachusetts Water Resource Authority:
    Series 1992 A, 6.5%, 7/15/2009......................  2,625,000      2,955,724
    Series 1992 A, 6.5%, 7/15/2019...................... 13,710,000     15,703,160
    Series 1993 C, 6%, 12/1/2011........................ 10,000,000     10,967,200



    The accompanying notes are an integral part of the financial statements.

                                       23


----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 Michigan
 Detroit, MI, General Obligation:
    City School District, Series 1998 C, 5.25%,
    5/1/2014 (b)........................................  1,000,000      1,013,920
    Series 1999 B, 6%, 4/1/2016 (b).....................  2,865,000      3,053,603
    Series B, 5%, 5/1/2017 (b)..........................  2,895,000      2,776,218
 Detroit, MI, Sewerage Disposal System, Series A,
    7/1/2015 (b)........................................  8,710,000      3,992,577
 Grand Rapids, MI, Water Supply, 5.75%, 1/1/2016 (b)                     2,955,000
    3,077,633
 Southgate, MI, Community School District,
    General Obligation, 5%, 5/1/2025 (b)................  5,500,000      5,122,205
 Wayne St University of Michigan, University Revenue,
    5.25%, 11/15/2019...................................  4,000,000      3,922,280
 Mississippi
 Mississippi State, Capital Improvement, 5%, 11/1/2019..  5,000,000      4,773,100
 Missouri
 Missouri Health & Educational Facilities Authority,
    SSM Healthcare:
      1992 Series AA, 6.35%, 6/1/2008 (b)...............  8,125,000      8,943,431
      1992 Series AA, 6.4%, 6/1/2009 (b)................  8,640,000      9,601,546
 St. Louis, Missouri Industrial Development Authority,
    St. Louis Convention Center:
      Leasehold Revenue, 7/15/2015......................  4,200,000      1,917,384
      Revenue, Senior Lien, Series A, 6.875%,
      12/15/2020........................................  2,500,000      2,466,475
 Montana
 Montana Board Housing Revenue, Family Housing
    Authority, Series 1984 A, Zero Coupon, 6/1/2010.....      5,000          1,796
 Nevada
 Clark County, NV, School District:
    General Obligation, Series B, Zero Coupon,
      3/1/2005 (b)......................................  8,070,000      6,593,029
    Series 1991 B, Zero Coupon, 3/1/2009 (b)............  4,350,000      2,891,576
 Las Vegas, NV, Monorail Department Business and Industry:
      Zero Coupon, 1/1/2013 (b).........................  5,000,000      2,616,700
      7.375%, 1/1/2040..................................  7,000,000      6,650,070
 Nevada State Housing Division, Single Family Mortgage
    Revenue, Series 1993 R, 5.95%, 10/1/2011............  2,150,000      2,176,768
 New Jersey
 New Jersey Highway Authority, ETM, 6.5%, 1/1/2011**....  4,111,000      4,436,345
 New Jersey State Transportation Corp. Certificates,
    5.838%, 9/15/2015...................................  5,190,000      5,898,020
 New York
 Long Island Power Authority, NY, Electric Systems
    Revenue, Series 1998 A, 5%, 12/1/2018...............  5,000,000      4,774,300

    The accompanying notes are an integral part of the financial statements.

                                       24

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 Metropolitan Transportation Authority of New York,
    Transit Facilities Revenue, Series 1993 O, 5.75%,
    7/1/2013............................................  6,775,000      7,228,722
 New York City, NY, General Obligation:
    6.5%, 5/15/2012.....................................  7,000,000      7,813,330
    Series 1992 A, 6.375%, 8/1/2004.....................  5,000,000      5,216,350
    Series 1992 H, Prerefunded 1/1/2002, 7%, 2/1/2005 (c)                    5,000
      5,227
    Series 1995 B, 6%, 8/15/2004........................  3,425,000      3,595,428
    Series 1995 E, 6.5%, 2/15/2005......................  7,000,000      7,504,420
    Series 1996 G, 6.75%, 2/1/2009......................  2,000,000      2,250,040
    Series C, Prerefunded 8/1/2002, 6.4%, 8/1/2004 (b)                     275,000
      288,280
    Series E, ETM, 7%, 12/1/2007** (b)..................  1,385,000      1,467,615
    Series H, 7%, 2/1/2005..............................    480,000        499,810
 New York, NY, City Transitional Finance Authority
    Revenue, 5%, 5/1/2026...............................  4,000,000      3,714,840
 New York, NY, Series C, 5.388%, 11/15/2017 (b).........  5,000,000      5,021,050
 New York State, Urban Development Authority,
    Correctional Facilities, 6.5%, 1/1/2011 (b).........  4,500,000      5,111,550
 New York State Thruway Authority Svc Contract Rev,
    5.5%, 4/1/2011......................................  5,000,000      5,259,300
 New York State Dormitory Authority:
    City University System, Consolidated Revenue,
      Series F, 5.375%, 7/1/2007........................  2,000,000      2,067,040
    City University System, Revenue, Series I, 5.125%,
      7/1/2027.......................................... 19,100,000     17,977,684
    Mental Health Services, Revenue, 5.25%,
    8/15/2024 (b)....................................... 10,250,000      9,892,173
    Revenue Bond, 5.25%, 5/15/2017......................  3,500,000      3,482,745
 New York State Dormitory Authority Revenue:
    City University, Series C, 7.5%, 7/1/2010 (b).......  5,750,000      6,702,603
    City University, Series D, 7%, 7/1/2009 (b).........  4,000,000      4,445,000
    Series 1993 A, 5.5%, 5/15/2019......................  1,500,000      1,537,680
    Series 1993 C, 5.25%, 5/15/2021.....................  2,000,000      1,976,480
 Onondaga County, NY, Industrial Development Agency,
    Solid Waste Disposal Facility, Solvay Paperboard LLC,
    AMT Series 1998, 7%, 11/1/2030......................  3,500,000      3,330,005
 Port Authority of New York & New Jersey, Special
    Obligation, JFK International Air Terminal, Split
    Amount, Series 1996, AMT, 7%, 10/1/2007.............  2,000,000      2,075,440
 Suffolk County, NY, Industrial Development Agency,
    Southwest Sewer System, 6%, 2/1/2007 (b)............  8,000,000      8,579,520
 Triborough Bridge & Tunnel Authority, NY,
    General Purpose Revenue:
      Series A, 5.125%, 1/1/2018........................  6,500,000      6,305,390
      Series Y, 5.5%, 1/1/2017 .........................  5,050,000      5,227,457

    The accompanying notes are an integral part of the financial statements.

                                       25


----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 North Carolina
 North Carolina Eastern Municipal Power Agency,
    Power System Revenue, Series B, 6%, 1/1/2018 (b)....  8,775,000      9,485,073
 North Carolina Municipal Power Agency No. 1,
    Catawba Electric Revenue:
      5.25%, 1/1/2008 (b)...............................  2,500,000      2,578,150
      6%, 1/1/2011 (b)..................................  8,235,000      8,931,681
      Series 1992, 7.25%, 1/1/2007 (b)..................  5,000,000      5,663,550
      Series 1993, 5.25%, 1/1/2009 (b)..................  8,500,000      8,767,835
 North Dakota
 Bismarck, ND, Hospital Revenue, St. Alexius Medical
    Center, Series 1991, Zero Coupon, 5/1/2002 (b)......  2,850,000      2,669,966
 Ohio
 Akron, OH, Economic Development, 6%, 12/1/2012 (b).....  1,000,000      1,095,590
 Beavercreek, OH, Local School District, General
    Obligation, Series 1996, 6.6%, 12/1/2015 (b)........  1,000,000      1,155,380
 Cleveland, OH, General Obligation, Series A, Prerefunded
    7/1/2002, 6.3%, 7/1/2006 (b) (c)....................  1,000,000      1,048,130
 Cleveland, OH, Non Taxable Revenue Bond, Cleveland
    Stadium, Series A, 12/1/2011 (b)....................    820,000        439,635
 Cleveland, OH, Parking Facility Revenue, 6%,
    9/15/2009 (b).......................................  1,385,000      1,515,938
 Cleveland, OH, Public Power System Revenue:
    Capital Appreciation, First Mortgage, Series 1994 A,
      Zero Coupon, 11/15/2012 (b).......................  2,250,000      1,220,648
    Prerefunded 11/15/2001 at 102, Series A, 7%,
      11/15/2017 (c)....................................    145,000        151,326
    Series 1996-1, 6%, 11/15/2011 (b)...................  1,050,000      1,154,024
    Series A, 7%, 11/15/2017............................    605,000        628,795
 Cleveland, OH, Revenue Bond, Cleveland Stadium:
    Series A, 12/1/2014 (b).............................    820,000        370,804
    Series A, 12/1/2017 (b).............................    820,000        312,764
    Series B, 12/1/2015 (b).............................    815,000        348,217
    Series B, 12/1/2018 (b).............................    815,000        293,718
 Cleveland, OH, Water Works Revenue:
    Series 1993 G, 5.5%, 1/1/2013 (b)................... 10,000,000     10,462,900
    Series I, 5%, 1/1/2017 (b)..........................  1,000,000        965,970
 Cleveland, OH, Urban Renewal Tax Increment, Rock & Roll
    Hall of Fame and Museum Project, 6.75%, 3/15/2018...  1,000,000      1,019,760
 Cleveland-Cuyahoga County, OH, Port Development
    Revenue, C&P Docks Project, 6%, 3/1/2007............    965,000        935,133
 Columbus, OH, General Obligation, Unlimited Tax,
    Sewer Improvement, Prerefunded 5/1/2003,
    6%, 5/1/2013 (c)....................................  1,000,000      1,054,180


    The accompanying notes are an integral part of the financial statements.

                                       26

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------
 Cuyahoga County, OH, General Obligation, Jail Facilities,
    Series 1991, ETM, Zero Coupon, 10/1/2002**..........  1,500,000      1,377,855
 Cuyahoga County, OH, Hospital Facilities Revenue,
    Health Cleveland Inc., Series 1993, 6.25%,
    8/15/2010...........................................  1,000,000      1,045,170
 Fairfield, OH, City School District, 7.2%,
    12/1/2009 (b).......................................  1,000,000      1,135,530
 Franklin County, OH, Health Care Facilities,
    Revenue Refunding, Ohio Presbyterian Services:
      Series 1997, 5.25%, 7/2/2008......................    500,000        465,810
      Series 1997, 5.5%, 7/1/2017.......................  1,000,000        841,470
 Franklin County, OH, Riverside United Methodist Hospital,
    Series A, 5.75%, 5/15/2012..........................  1,950,000      1,949,123
 Gateway Economic Development Corporation of
    Cleveland, OH, Stadium Revenue, 6.5%, 9/15/2014.....  4,000,000      4,059,360
 Hamilton County, OH, Health System Revenue,
    Franciscan Sisters of the Poor, Providence Hospital,
    Series 1992, 6.8%, 7/1/2008.........................  2,000,000      2,104,140
 Hamilton County, OH, Sewer System Revenue,
    Improvement and Refunding, 5.45%, 12/1/2009 (b).....  1,000,000      1,056,420
 Hilliard, OH, School District, Series 1996A, Zero Coupon,
    12/1/2012 (b).......................................  1,655,000        895,802
 Huber Heights, OH, Water System Revenue, Capital
    Appreciation, Zero Coupon, 12/1/2012 (b)............  1,005,000        543,976
 Lorain County, OH, Hospital Refunding Revenue:
    Humility of Mary Health Care System, Series A,
      Prerefunded 12/15/2005, 5.9%, 12/15/2008 (c)......  1,000,000      1,051,360
    Lakeland Community Hospital Inc., ETM, 6.5%,
      11/15/2012**......................................  1,000,000      1,052,210
 Lucas County, OH, Hospital Revenue, Flower Hospital,
    Series 1993, Prerefunded 12/1/2004,
    6.125%, 12/1/2013 (c)...............................  1,375,000      1,460,511
 Lucas County, OH, Toledo Port Authority Development,
    Revenue Bond, Series A, 5.4%, 5/15/2019.............    500,000        407,980
 Miami County, OH, Revenue Refunding, Hospital Upper
    Valley, Series 1996 C, 6.25%, 5/15/2013.............  1,000,000        922,670
 North Olmstead, OH, General Obligation:
    6.2%, 12/1/2011 (b).................................  2,000,000      2,201,580
    6.25%, 12/15/2012 (b)...............................  1,500,000      1,571,310
 Northeast Ohio Regional Sewer District, Wastewater
    Improvement Revenue Refunding, 5.5%,
    11/15/2012 (b)......................................  1,550,000      1,599,554
 Ohio General Obligation, Series 1994, 6%, 8/1/2010.....  1,000,000      1,099,600
 Ohio Higher Education Facilities Revenue, Case Western
    Reserve University:
      Refunding Revenue, 6%, 10/1/2014..................  1,000,000      1,093,160
     Series B, 6.5%, 10/1/2020..........................  2,250,000      2,577,218

    The accompanying notes are an integral part of the financial statements.

                                       27

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 Ohio Public Facilities Commission, Higher Educational
    Capital Facilities Revenue, Series 2B, 5.4%,
    11/1/2007 (b).......................................  1,500,000      1,547,130
 Ohio State Building Authority:
    5.375%, 10/1/2013...................................  1,000,000      1,024,490
    Toledo Government Office Building, Series A,
      Prerefunded 4/1/2003, 8%, 10/1/2027 (c)...........    500,000        539,330
 Ohio State Higher Education Facility, Series 1997 A,
    Step-up Coupon 0% to 7/1/2000, 6.5% to 7/1/2008.....  2,325,000      2,590,120
 Ohio State University, General Receipts:
    Series A, 6%, 12/1/2016.............................  1,000,000      1,068,810
    Series A, 6%, 12/1/2017.............................    500,000        532,915
 Ohio State Water Development Authority, Revenue,
    Bay Shore Project, Series A, 5.875%, 9/1/2020.......    500,000        397,615
 Olmsted Falls, OH, City School District, General
    Obligation, Series 1991, Prerefunded 12/15/2001,
    7.05%, 12/15/2011 (b) (c)...........................  1,000,000      1,047,190
 Summit County, OH, General Obligation, Prerefunded
    12/1/2004 at 102, 6.4%, 12/1/2014 (b) (c)...........  1,000,000      1,087,360
 University of Akron, General Receipts, Revenue,
    5.75%, 1/1/2013 (b).................................  1,365,000      1,444,702
 Warren County, OH, Water Improvement,
    General Obligation, The P&G Project, Series 1995,
    5.25%, 12/1/2016....................................  1,720,000      1,721,307
 Oklahoma
 Tulsa, OK, Industrial Development Authority, Hospital
    Revenue, St. John's Medical Center, Insured:
    Zero Coupon, 12/1/2004 (b)..........................  5,430,000      4,492,782
    Zero Coupon, 12/1/2006 (b)..........................  6,430,000      4,811,312
 Oregon
 Chemeketa, OR, Community College District, Series 1998,
    5.5%, 6/1/2015 (b)..................................  2,600,000      2,715,180
 Pennsylvania
 Allegheny County, PA, Airport Revenue, Pittsburgh
    International Airport, Series 1997 A, AMT,
    5.75%, 1/1/2013 (b).................................  3,080,000      3,229,041
 Armstrong County, PA, Hospital Authority, Revenue,
    St. Francis Medical Center Project, Series 1992 A,
    6.25%, 6/1/2013 (b).................................  1,000,000      1,039,460
 Berks County, PA, Municipal Authority Hospital Revenue,
    Reading Hospital & Medical Center Project, Series 1993,
    5.7%, 10/1/2014 (b).................................  1,000,000      1,049,120
 Bethlehem, PA, Water Revenue, Series 1992,
    Prerefunded 11/15/2001, 6.25%,
    11/15/2001 (b) (c)..................................  1,000,000      1,018,050

    The accompanying notes are an integral part of the financial statements.

                                       28

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 Bucks County, PA, Water and Sewer Authority Revenue,
    Series 1977, ETM, 6.375%, 12/1/2008**...............    425,000        450,479
 Commonwealth of Pennsylvania, Industrial Development
    Authority, Economic Development Revenue:
      5.8%, 1/1/2008 (b)................................  4,250,000      4,522,213
      5.8%, 7/1/2008 (b)................................  4,875,000      5,205,623
 Delaware County, PA, Health Facilities Revenue, Mercy
    Health Corporation of Southeastern Pennsylvania,
    Series 1993 B, Prerefunded 11/15/2005,
    6%, 11/15/2007 (c)..................................  1,315,000      1,384,827
 Delaware County, PA, White Horse Village, Series 1996 A,
    6.6%, 7/1/2006......................................  1,000,000        988,840
 Erie County, PA, Pollution Control, 5.3%, 4/1/2012.....  1,000,000        984,460
 Erie County, PA, Prison Authority, Commonwealth Lease
    Revenue, Series 1991, Prerefunded 11/1/2001,
    6.25%, 11/1/2001 (b) (c)............................  1,000,000      1,017,040
 Indiana County, PA, Industrial Development Authority,
    Pollution Control Revenue, Pennsylvania Electric
    Company, Series 1995, 5.35%, 11/1/2010..............  1,000,000      1,045,770
 Latrobe, PA, Industrial Development Authority, St.
    Vincent College Project, Series 1998, 5.375%,
    5/1/2013............................................  1,000,000        972,600
 Montgomery County, PA, Multi-Family Housing Revenue,
    KBF Associates L.P. Project, Series 1993 A,
    6.375%, 7/1/2012....................................  1,500,000      1,490,805
 Pennsylvania Convention Center Authority, Series 1989 A,
    ETM, 6%, 9/1/2009**.................................  2,200,000      2,369,114
 Pennsylvania General Obligation, Series 1992, 6.25%,
    7/1/2010............................................  1,000,000      1,114,790
 Pennsylvania Housing Finance Agency, Single Family
    Mortgage Revenue, Series 1991, 7.15%, 4/1/2015......    865,000        890,647
 Pennsylvania Intergovernmental Cooperation Authority,
    Special Tax Revenue, City of Philadelphia, Series 1992,
    Prerefunded 6/15/2002, 6.8%, 6/15/2012 (c)..........  1,000,000      1,036,050
 Philadelphia, PA, General Obligation, School District,
    Series 1995 A, 6.25%, 9/1/2009......................  1,000,000      1,107,440
 Philadelphia, PA, Hospital and Higher Education
    Facilities Authority, Children's Seashore House,
    Series 1992 A, 7%, 8/15/2012........................  1,000,000      1,044,340
 Philadelphia, PA, Industrial Development Authority:
    Baptist Home of Philadelphia, Series 1998 A,
      5.5%, 11/15/2018..................................  1,000,000        812,840
    Commercial Development Revenues, Series 1997,
      6.5%, 10/1/2027...................................  1,000,000        962,890
 Philadelphia, PA, Port Authority Lease Revenue,
    Series 1993, 6.2%, 9/1/2013 (b).....................  2,000,000      2,084,520
 Philadelphia, PA, Water & Wastewater Revenue:
    5.5%, 6/15/2007 (b).................................  5,000,000      5,230,050

    The accompanying notes are an integral part of the financial statements.

                                       29


----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

    Series 1993, 5.625%, 6/15/2009 (b)..................  2,000,000      2,118,060
    Series 1995, 6.25%, 8/1/2010........................  1,000,000      1,109,000
 Pittsburgh, PA, General Obligation, Series 1993 A,
    5.5%, 9/1/2014......................................  1,500,000      1,559,415
 Pittsburgh, PA, Water and Sewer System Revenue,
    Series 1986, ETM, 7.25%, 9/1/2014** (b).............    150,000        176,949
 Somerset County, PA, General Authority, Commonwealth
    Lease Revenue, Series 1991, Prerefunded 10/15/2001,
    6.25%, 10/15/2011 (b) (c)...........................  1,000,000      1,016,470
 Union County, PA, Higher Education Facilities Authority,
    Bucknell University, Series 1992, 6.2%,
    4/1/2007 (b)........................................  1,000,000      1,030,230
 University Area, PA, Sewer Revenue, Series 1993,
    5.25%, 11/1/2014 (b)................................  1,750,000      1,780,223
 Westmoreland County, PA, Industrial Development
    Revenue, Westmoreland Health System,
    5.375%, 7/1/2011 (b)................................  7,300,000      7,549,879
 Puerto Rico
 Puerto Rico Commonwealth, Highway & Transportation
    Authority, Series 1993 W, 5.5%, 7/1/2013 (b)........  1,000,000      1,067,950
 Puerto Rico Electric Power Authority, Series 1994 S,
    6.125%, 7/1/2009 (b)................................  2,000,000      2,239,080
 Puerto Rico General Obligation, Public Improvement,
    Prerefunded 7/1/2002, 6.6%, 7/1/2013 (b) (c)........  1,000,000      1,052,740
 Puerto Rico Public Building Authority, Government
    Facilities Revenue, Series 1995 A, 6.25%,
    7/1/2013 (b)........................................  1,000,000      1,140,320
 Rhode Island
 Rhode Island Clean Water Protection Agency,
    Pollution Control Revenue, Revolving Fund, Series A,
    5.4%, 10/1/2015 (b).................................  2,000,000      2,040,240
 Rhode Island Convention Center Authority:
    Series 1993 B, Refunding Revenue, 5%,
    5/15/2010 (b).......................................  5,000,000      5,084,700
    Series 1993 B, Refunding Revenue, 5.25%,
    5/15/2015 (b)....................................... 22,000,000     22,232,980
    Series 1993 B, 5%, 5/15/2020........................  2,750,000      2,579,115
 Rhode Island Depositors Economic Protection Corp.,
    Special Obligation:
      Series B, ETM, 5.8%, 8/1/2010** (b)...............  6,200,000      6,717,080
      Series B, ETM, 5.8%, 8/1/2011** (b)...............  4,525,000      4,908,901
      Series B, ETM, 5.8%, 8/1/2012** (b)...............  2,500,000      2,703,775
      Series B, ETM, 5.8%, 8/1/2013** (b)...............  7,340,000      7,903,492
 South Carolina
 Piedmont, SC, Municipal Power Agency, Electric Revenue:
    5.5%, 1/1/2012 (b)..................................  2,810,000      2,924,676
    Series 1991, 6.75%, 1/1/2019 (b)....................  3,525,000      4,098,941
    Series 1991 A, ETM, 6.5%, 1/1/2016** (b)............    430,000        489,134

    The accompanying notes are an integral part of the financial statements.

                                       30


----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

    Series 1993, ETM, 5.5%, 1/1/2008** (b)..............    840,000        883,940
    Series 1993, ETM, 5.5%, 1/1/2012** (b)..............  2,190,000      2,306,048
 South Carolina Jobs and Economic Development Authority,
    Hospital Facilities Revenue, 7.375%, 12/15/2021.....  1,500,000      1,491,210
 Tennessee
 Knox County, TN, Health, Educational & Hospital
    Facilities Board, Fort Sanders Alliance:
      5.75%, 1/1/2011 (b)............................... 15,405,000     16,229,630
      6.25%, 1/1/2013 (b)...............................  4,000,000      4,375,040
 Knox County, TN, Health, Educational & Housing
    Facilities Board:
      5.75%, 1/1/2014 (b)...............................  2,000,000      2,104,360
    Hospital Facilities Revenue:
      6.75%, 1/1/2012 (b)...............................  8,940,000      9,859,837
      Fort Sanders Alliance, 7.25%, 1/1/2009............  3,750,000      4,349,963
 Texas
 Austin, TX, Bergstrom Landhost Enterprises, Airport Hotel,
    Series A, Revenue, 6.75%, 4/1/2027..................  4,000,000      3,751,680
 Austin, TX, Independent School District, Series 1998,
    5%, 8/1/2015 .......................................  2,000,000      1,970,240
 Austin, TX, Utility System, 11/15/2012 (b)............. 13,520,000      7,292,012
 Austin, TX, Utility Systems Revenue Refunding,
    Series A, Zero Coupon, 11/15/1908 (b)...............  3,460,000      2,342,801
 Bexar County, TX, Health Facilities Development Corp.,
    Baptist Health System:
      Series 1997 A, 6%, 11/15/2011 (b).................  2,000,000      2,164,480
      Series 1997 A, 6%, 11/15/2012 (b).................  3,000,000      3,243,630
 Brownsville, TX, Utility System Revenue, 6.25%,
    9/1/2010 (b)........................................  4,085,000      4,529,897
 Cedar Hill, TX , Zero Coupon:
    Series 1996, 8/15/2009..............................  1,500,000        951,975
    Series 1996, 8/15/2010..............................  3,130,000      1,897,907
 Cypress-Fairbanks Texas Independent School District,
    Capital Appreciation:
      Series A, Zero Coupon, 2/15/2012..................  5,750,000      3,223,738
      Series A, Zero Coupon, 2/15/2013..................  8,840,000      4,656,647
      Series A, Zero Coupon, 2/15/2014..................  6,000,000      2,972,040
 Dallas, TX, Civic Center, Revenue, 5%, 8/15/2028....... 10,000,000      9,211,000
 Dallas, TX, Housing Finance Corp., Single Family
    Mortgage Revenue, Zero Coupon, 10/1/2016 (b)........  4,540,000        903,460
 Dallas-Fort Worth, TX, Airport Revenue:
    7.75%, 11/1/2003 (b)................................  1,000,000      1,086,360
    7.8%, 11/1/2005 (b).................................  2,000,000      2,231,060



                                       31

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

    7.8%, 11/1/2006 (b).................................  2,025,000      2,256,296
    7.375%, 11/1/2008 (b)...............................  4,500,000      4,961,745
    7.375%, 11/1/2010 (b)...............................  3,500,000      3,847,445
    Series 1992 A, 7.8%, 11/1/2007 (b)..................  2,390,000      2,671,040
    Series 1992 A, 7.375%, 11/1/2009 (b)................  4,500,000      4,961,745
 Fort Bend, TX, Texas Independent School District:
    5%, 8/15/2020.......................................  5,130,000      4,855,750
    5%, 8/15/2021.......................................  5,425,000      5,107,692
 Fort Worth, TX, Higher Education Finance Corp.,
    Revenue, 5%, 3/15/2020..............................  3,500,000      3,307,150
 Harris County, TX, General Obligation,
    Toll Road Authority, Subordinate Lien:
      6%, 8/1/2010 (b) (d).............................. 18,415,000     20,027,233
      6%, 8/1/2011 (b) (d).............................. 19,480,000     21,161,708
      6%, 8/1/2012 (b) (d)..............................  9,605,000     10,407,498
      Revenue, Series 1994 A, Zero Coupon, 8/15/2006                     4,010,000
        3,048,603
      Series A, Zero Coupon, 8/15/2005 (b)..............  4,025,000      3,217,907
      Series 1992 A, Zero Coupon, 8/15/2004 (b).........  4,050,000      3,401,676
      Unlimited Tax, Series A, Zero Coupon, 8/15/2004...  2,050,000      1,721,836
 Harris County, TX, Health Facilities,
    Texas Medical Center Project:
      6.25%, 5/15/2008 (b)..............................  2,785,000      3,023,786
      6.25%, 5/15/2009 (b)..............................  2,965,000      3,236,179
      Series 1996, 6.25%, 5/15/2010 (b).................  3,000,000      3,290,460
 Houston, TX, Airport System Revenue, AMT, Subordinate
    Lien, Series A, 5.875%, 7/1/2013....................  6,000,000      6,286,260
 Houston TX, Independent School District, 5%, 2/15/2019                  5,000,000
    4,727,500
 Houston, TX, Water and Sewer System Authority:
    Series 1991 C, Zero Coupon, 12/1/2005 (b)........... 15,000,000     11,808,300
    Series 1991 C, Zero Coupon, 12/1/2007 (b)...........  3,400,000      2,415,836
    Series 1991 C, Zero Coupon, 12/1/2012 (b)...........  3,350,000      1,796,371
    Series C, Zero Coupon, 12/1/2006 (b)................ 14,575,000     10,905,890
    Series C, Zero Coupon, 12/1/2008 (b)................  8,000,000      5,392,480
    Series C, Zero Coupon, 12/1/2009 (b)................ 14,750,000      9,422,743
    Zero Coupon, 12/1/2010 (b)..........................  5,000,000      3,024,250
 Hurst Euless Bedford, TX, Independent School District,
    Capital Appreciation Refunding, Series 1994,
    Zero Coupon, 8/15/2009..............................  4,925,000      3,200,856
 Keller, TX, School District, Series 1998, 5%,
    8/15/2030...........................................  5,000,000      4,591,350
 Laredo TX, Independent School District, 6%, 8/1/2011...  2,465,000      2,658,971
 Lower Colorado River Authority, Texas Revenue,
    Capital Appreciation, Zero Coupon, ETM,
    Junior Lien, 1/1/2013**.............................  5,600,000      2,997,008



                                       32

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 Lubbock, TX, Health Facilities Development Corporation:
    Methodist Hospital:
      Series B, 5.6%, 12/1/2007 (b).....................  2,415,000      2,554,490
      Series B, 5.625%, 12/1/2008 (b)...................  4,400,000      4,679,444
      Series B, 5.625%, 12/1/2009 (b)...................  4,640,000      4,950,370
 Mesquite, TX, Independent School District, General
    Obligation, 5.125%, 8/15/2019.......................  2,640,000      2,550,425
 Montgomery County, TX:
    Capital Appreciation, Zero Coupon, 9/1/2003 (b).....  2,675,000      2,353,251
    Capital Appreciation, Zero Coupon, 9/1/2004 (b).....  2,680,000      2,246,296
    Capital Appreciation, Zero Coupon, 9/1/2005 (b).....  2,790,000      2,225,862
    Prerefunded Capital Appreciation, Zero Coupon,
      9/1/2003 (b) (c)..................................    800,000        704,536
    Prerefunded Capital Appreciation, Zero Coupon,
      9/1/2004 (b) (c)..................................    795,000        667,323
    Prerefunded Capital Appreciation, Zero Coupon,
      9/1/2005 (b) (c)..................................    685,000        547,760
 North Texas, Highway Revenue Tolls, Dallas Tollway,
    Series 1997 A, 5%, 1/1/2020.........................  2,165,000      2,051,424
 Northeast, TX, Hospital Authority, Revenue Refunding,
    Northeast Medical Center, Series 1997, 6%,
    5/15/2010 (b).......................................  2,180,000      2,346,901
 Northwest Texas, Independent School District,
    Capital Appreciation Bonds, Series 1991,
    Zero Coupon, 8/15/2010 (b)..........................  3,690,000      2,271,638
 San Antonio, TX, Electric & Gas Revenue:
    Series 1989 A, Zero Coupon, 2/1/2005................  9,500,000      7,795,320
    Series 1991 A, Zero Coupon, 2/1/2005................ 13,000,000     10,667,280
    Series A, 5.25%, 2/1/2012...........................  3,000,000      3,051,090
    Series A, Refunding, Zero Coupon, 2/1/2006 (b)...... 17,900,000     14,007,645
    Zero Coupon, Series 1991 B, 2/1/2009 (b)............  4,400,000      2,958,076
 San Antonio, TX, Airport Systems Revenue, Series 1991,
    ETM, 7%, 7/1/2002...................................  1,695,000      1,759,732
 State of Texas, General Obligation, Capital Appreciation,
    Zero Coupon, ETM, Series C, 4/1/2005** (b)..........  7,540,000      6,148,719
 Tarrant County, TX, Health Facilities Development Corp.,
    Hospital Refunding Revenue, Fort Worth
    Osteopathic Hospital:
      6%, 5/15/2011 (b).................................  4,615,000      4,948,341
      6%, 5/15/2021 (b).................................  6,235,000      6,634,664
 Texas Municipal Power Agency:
      6.1%, 9/1/2007 (b)................................  9,250,000      9,999,435
      6.1%, 9/1/2009 (b)................................  4,435,000      4,884,354


    The accompanying notes are an integral part of the financial statements.

                                       33

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

    Revenue, Capital Appreciation:
      Refunded, Zero Coupon, 9/1/2017 (b)...............  6,000,000      2,390,220
      Zero Coupon, 9/1/2016 (b)......................... 18,675,000      7,932,393
 Texas Public Finance Authority, Building Authority, Series B,
    6.25%, 2/1/2008 (b).................................  5,190,000      5,676,095
 Texas State, College Student Loan, 5%, 8/1/2020........  3,560,000      3,315,428
 Texas Water Development Board Revenue, Series 1999 B,
    5.25%, 7/15/2017 ...................................  5,000,000      4,964,100
 Travis County, TX, Health Facilities Development Corp.:
    Ascension Health:
      Series 1999 A, 5.75%, 11/15/2011..................  3,440,000      3,627,927
      Series 1999 A, 6.25%, 11/15/2015..................  2,780,000      2,985,581
      Series 1999 A, 6.25%, 11/15/2016.................. 13,770,000     14,722,196
 Trinity River, TX, Wastewater Systems Revenue,
    Series B, 5.25%, 8/1/2012 (b).......................  5,540,000      5,628,695
 Utah
 Associated Municipal Power System, UT, Hunter Project,
    Refunding Revenue:
      Zero Coupon, 7/1/2002 (b).........................  5,200,000      4,835,116
      Zero Coupon, 7/1/2004 (b).........................  5,895,000      4,979,860
      Zero Coupon, 7/1/2005 (b).........................  5,900,000      4,744,426
      Zero Coupon, 7/1/2006 (b).........................  5,895,000      4,508,083
      Zero Coupon, 7/1/2007 (b).........................  3,750,000      2,724,488
 Intermountain Power Agency, Revenue Bonds:
    5%, 7/1/2012 (b)....................................    370,000        367,255
    5%, ETM, 7/1/2012** (b).............................    630,000        629,994
    Series A, 6.5%, 7/1/2008 (b)........................  2,530,000      2,827,047
    Series A, Prerefunded, 6.5%, 7/1/2008 (b) (c).......  1,470,000      1,627,746
    Series A, Zero Coupon, 7/1/2002 (b).................  1,655,000      1,538,869
    Series B1, Zero Coupon, 7/1/2003 (b)................    630,000        558,684
    Series B3, Zero Coupon, 7/1/2003 (b)................    370,000        327,783
    Zero Coupon, ETM, 7/1/2004** (b)....................  1,095,000        925,012
    Zero Coupon, Prerefunded, ETM, 7/1/2004** (b).......    635,000        535,864
 Provo, UT, Electric System Revenue, ETM, 10.375%,
    9/15/2015** (b).....................................  1,745,000      2,408,466
 Salt Lake City, UT, Hospital Revenue, Intermountain
    Health Care, Inverse Floater, Series 1992,
    6.15%, 2/15/2012***.................................  1,500,000      1,616,445
 Virgin Islands
 Virgin Islands Public Finance Authority Revenue:
    Series 1999 A, 6.5%, 10/1/2024......................    600,000        622,380
    Series 1992 A, Prerefunded, 7.25%, 10/1/2018 (c)....  2,500,000      2,685,300


    The accompanying notes are an integral part of the financial statements.

                                       34

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

 Virginia
 Fairfax County, VA, Economic Development Authority
    Revenue, Series 1999 A, 7.25%, 10/1/2019............  2,000,000      2,013,120
 Roanoke, VA, Industrial Development Authority, Roanoke
    Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)...  5,500,000      6,044,335
 Southeastern Public Service Authority, VA, Refunding
    Revenue, Series A, 5.25%, 7/1/2010 (b)..............  7,380,000      7,635,348
 Virginia Beach, VA, Development Authority, VA Beach
    General Hospital Project, Series 1993, 5.125%,
    2/15/2018 (b).......................................  3,000,000      2,949,270
 Virginia State Public School Authority:
    Series B, 5%, 8/1/2017..............................  6,010,000      5,827,777
    Series B, 5%, 8/1/2020..............................  2,960,000      2,815,670
 Winchester County, VA, Industrial Development Authority,
    Hospital Revenue, 6%, 1/1/2015 (b)..................  5,700,000      5,894,940
 Washington
 Chelan County, WA, Washington Public Utility No. 1,
    Columbia River Rock, Capital Appreciation, Series A,
    6/1/2014 (b)........................................ 12,685,000      6,137,130
 Clark County, WA, Public Utility District, Series 1995,
    6%, 1/1/2008 (b)....................................  2,200,000      2,365,770
 Clark County, WA , School District, General Obligation,
    6.125%, 12/1/2011 (b)...............................  3,190,000      3,494,773
 King & Snohomish Counties, WA, General Obligation,
    School District #417, 5.6%, 12/1/2010 (b)...........  1,650,000      1,758,620
 Port Seattle, WA, Revenue:
    Series B, 6%, 2/1/2012 (b)..........................  1,765,000      1,893,404
    Series B, 6%, 2/1/2014 (b)..........................  4,000,000      4,280,320
 Snohomish County, WA:
    School District #6, 6.5%, 12/1/2007 (b).............  3,325,000      3,685,929
    School District # 015, General Obligation,
      5.75%, 12/1/2011 (b)..............................  3,485,000      3,736,164
 State of Washington, General Obligation:
    Series AT-5, Zero Coupon, 8/1/2010 (b)..............  2,625,000      1,619,126
    Series S-5, Zero Coupon, 1/1/2017 (b)...............  4,535,000      1,882,841
 Washington Health Care Facilities Authority,
    Empire Health Services-Spokane:
      5.75%, 11/1/2007 (b)..............................  7,350,000      7,754,471
      5.8%, 11/1/2009 (b)...............................  4,595,000      4,889,034
      5.8%, 11/1/2010 (b)...............................  2,100,000      2,239,335
      Series 1993, 5.8%, 11/1/2008 (b)..................  4,865,000      5,160,792
 Washington State Public Power Supply System:

    The accompanying notes are an integral part of the financial statements.

                                       35

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

      Nuclear Project #1, Series 1990 B, 7.25%,
      7/1/2009 (b)...................................... 12,350,000     13,987,734
    Nuclear Project #2:
      Series 1990 A, 7.25%, 7/1/2006....................  7,000,000      7,840,350
      Series 1991 A, Zero Coupon, ETM, 7/1/2007** (b)                    4,195,000
        3,051,737
      Series 1991 A, Zero Coupon, 7/1/2007 (b)..........  4,375,000      3,172,444
      Series 1992 A, Zero Coupon, 7/1/2011 (b)..........  4,200,000      2,466,996
      Series 1994 A, 6%, 7/1/2007 (b)...................  7,000,000      7,503,860
    Nuclear Project #3:
      Series 1989 A, Zero Coupon, 7/1/2010 (b)..........  5,860,000      3,619,429
      Series 1989 A, Zero Coupon, 7/1/2006 (b)..........  1,380,000      1,053,602
      Series 1989 B, Zero Coupon, 7/1/2006 (b)..........  5,555,000      4,241,131
      Series 1990 B, Zero Coupon, 7/1/2002 (b).......... 11,925,000     11,083,095
    Revenue Refunding:
      Series A, 5.7%, 7/1/2008 (b)......................  5,000,000      5,297,750
      Series A, Zero Coupon, 7/1/2004 (b)...............  3,625,000      3,059,065
      Series A, Zero Coupon, 7/1/2005 (b)...............  4,125,000      3,312,623
 West Virginia
 West Virginia ST Hospital Fin Authority,
    6.75%, 9/1/2030.....................................  3,000,000      3,051,180
 Wisconsin
 Green Bay, WI, Industrial Development Revenue,
    Weyerhaeuser Company Project, Series 1981 A,
    9%, 9/1/2006........................................  1,700,000      1,713,515
 Kenosha, WI, General Obligation, Series C, Zero Coupon,
    6/1/2004 (b)........................................  3,475,000      2,947,078
 Wisconsin Health & Educational Facilities Authority:
    Aurora Health Care Inc.:
      Series 1999 A, 5.6%, 2/15/2029....................  4,000,000      3,328,400
      Series 1999 B, 5.625%, 2/15/2029..................  2,500,000      2,039,725
    Aurora Medical:
      5.75%, 11/15/2006 (b).............................  2,000,000      2,103,220
      5.75%, 11/15/2007 (b).............................  1,500,000      1,583,775
      6%, 11/15/2008 (b)................................  4,085,000      4,390,599
      6%, 11/15/2009 (b)................................  4,330,000      4,670,295
    Felician Healthcare Inc., Series B, 6.25%,
      1/1/2022 (b)......................................  5,285,000      5,828,404
    Hospital Sisters Services Inc., Obligated Group,
      5.375%, 6/1/2018 (b)..............................  4,800,000      4,709,328
    Villa St. Francis Inc., Series C, 6.25%, 1/1/2022
    (b).................................................  9,230,000     10,203,765
    SSM Healthcare, Series 1992 AA:
      6.4%, 6/1/2008 (b)................................  2,335,000      2,557,432
      6.45%, 6/1/2009 (b)...............................  2,485,000      2,745,329
      6.45%, 6/1/2010 (b)...............................  2,650,000      2,947,383
      6.5%, 6/1/2011 (b)................................  2,820,000      3,178,337

    The accompanying notes are an integral part of the financial statements.

                                       36

----------------------------------------------------------------------------------

                                                          Principal
                                                         Amount ($)     Value ($)
----------------------------------------------------------------------------------

      6.5%, 6/1/2012 (b)................................  3,000,000      3,385,830
 Wheaton Franciscan Services:
    6.1%, 8/15/2008 (b).................................  4,580,000      4,939,576
    6.1%, 8/15/2009 (b).................................  2,000,000      2,166,080
 Wisconsin State, Series D, 5.75%, 5/1/2015.............  8,445,000      8,859,650
 Wyoming
 Wyoming Community Development Authority, Single
    Family Mortgage Revenue, Series 1993 A, 5.85%,
    6/1/2013............................................  3,000,000      3,055,230

----------------------------------------------------------------------------------
Total Long-Term Municipal Notes (Cost $2,079,743,668)               2,228,981,542
----------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $2,091,993,668) (a)      2,241,231,542
----------------------------------------------------------------------------------

* Floating rate and monthly, weekly or daily demand notes are securities whose yields vary with a designated market index or market rate. Variable rate demand notes are securities whose yields are periodically reset at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

***Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rates as of November 30, 2000.

(a)The cost for federal income tax purposes was $2,091,993,668. At November 30, 2000, net unrealized appreciation for all securities based on tax cost was $149,237,874. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $157,280,522 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,042,648.

(b)Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA/BIG.

(c)Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(d)When-issued or forward delivery securities (see Note A in Notes to Financial Statements).

(e)At November 30, 2000, these securities, in part or in whole, have been segregated to cover forward delivery securities.

   AMT: Alternative minimum tax


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of November 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $2,091,993,668)...................     $2,241,231,542
Cash........................................................................            468,835
Receivable for investments sold.............................................         13,883,189
Interest receivable.........................................................         30,407,192
Receivable for Fund shares sold.............................................          2,567,358
Due from Adviser............................................................             29,804
                                                                                 ----------------
Total assets................................................................      2,288,587,920

Liabilities
-------------------------------------------------------------------------------------------------
Payable for investments purchased...........................................         10,416,205
Payable for when-issued and forward delivery securities.....................         50,236,495
Dividends payable...........................................................          3,693,375
Payable for Fund shares redeemed............................................            588,480
Accrued management fee......................................................          1,210,185
Accrued Trustees' fees and expenses.........................................             66,127
Other accrued expenses and payables.........................................            613,392
                                                                                 ----------------
Total liabilities...........................................................         66,824,259
-------------------------------------------------------------------------------------------------
Net assets, at value                                                             $2,221,763,661
-------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on investments...................        149,237,874
Accumulated net realized gain (loss)........................................        (3,322,628)
Paid-in capital.............................................................      2,075,848,415
-------------------------------------------------------------------------------------------------
Net assets, at value                                                             $2,221,763,661
-------------------------------------------------------------------------------------------------

Net Asset Value
-------------------------------------------------------------------------------------------------
Class AARP
Net Asset Value, offering and redemption price per share ($1,449,696,273 /
   165,455,744 outstanding shares of beneficial interest, $.01 par value,        ----------------
   unlimited number of shares authorized)...................................     $         8.76
                                                                                 ----------------
Class S
Net Asset Value, offering and redemption price per share ($772,067,388 /
   88,112,550 outstanding shares of beneficial interest, $.01 par value,         ----------------
   unlimited number of shares authorized)...................................     $         8.76
                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                                       38

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended November 30, 2000
(Unaudited)
-------------------------------------------------------------------------------------------------

Investment Income
-------------------------------------------------------------------------------------------------
Income:
Interest....................................................................     $   48,204,288
                                                                                 ----------------
Expenses:
Management fee..............................................................          4,205,933
Services to shareholders....................................................             75,819
Custodian and accounting fees...............................................             40,636
Administrative fee..........................................................            949,924
Auditing....................................................................             17,580
Legal.......................................................................              7,620
Trustees' fees and expenses.................................................             21,344
Reports to shareholders.....................................................              5,014
Registration fees...........................................................              2,580
                                                                                 ----------------
Total expenses, before expense reductions...................................          5,326,450
Expense reductions..........................................................           (21,131)
                                                                                 ----------------
Total expenses, after expense reductions....................................          5,305,319
-------------------------------------------------------------------------------------------------
Net investment income                                                                42,898,969
-------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
-------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments...................................          5,705,144
Net unrealized appreciation (depreciation) during the period on investments.         33,070,467
-------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                           38,775,611
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $   81,674,580
-------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                      ded November
                                                                       30, 2000          Year Ended May
Increase (Decrease) in Net Assets                                     (Unaudited)           31, 2000
---------------------------------------------------------------------------------------------------------
Operations:
Net investment income............................................       42,898,969     $   36,359,742
Net realized gain (loss) on investment transactions..............        5,705,144         (3,055,119)
Net unrealized appreciation (depreciation) on investment
  transactions during the period.................................       33,070,467        (36,829,114)
                                                                      -------------    ------------------
Net increase (decrease) in net assets resulting from
  operations.....................................................       81,674,580         (3,524,491)
                                                                      -------------    ------------------
Distributions to shareholders from:
Net investment income:
  Class AARP.....................................................      (23,264,429)                --
                                                                      -------------    ------------------
  Class S........................................................      (19,634,540)       (36,359,742)
                                                                      -------------    ------------------
Net realized gains:
  Class AARP......................................................              --                 --
                                                                      -------------    ------------------
  Class S.........................................................              --         (2,933,309)
                                                                      -------------    ------------------

Fund share transactions:
Proceeds from shares sold........................................       65,218,647         79,038,469
Net assets of shares issued in tax-free reorganizations..........    1,541,517,511         71,413,890
Reinvestment of distributions....................................       24,544,941         22,444,604
Cost of shares redeemed..........................................     (112,719,042)      (179,054,597)
                                                                      -------------    ------------------
Net increase (decrease) in net assets from Fund share
  transactions...................................................    1,518,562,057         (6,157,634)
                                                                      -------------    ------------------
Increase (decrease) in net assets................................    1,557,337,668        (48,975,176)
Net assets at beginning of period................................      664,425,993        713,401,169
                                                                      -------------    ------------------
Net assets at end of period......................................    2,221,763,661     $  664,425,993
                                                                      -------------    ------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

Class AARP

------------------------------------------------------------------------------------------
                                                                                 2000(a)
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $ 8.69
                                                                                ----------
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------
  Net investment income                                                            .15
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions               .07
                                                                                ----------
------------------------------------------------------------------------------------------
  Total from investment operations                                                .22
------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------
  Net investment income                                                          (.15)
------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 8.76
                                                                                ----------
------------------------------------------------------------------------------------------
Total Return (%)                                                                2.53**
------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                           1,450
------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                           .63*(b)
------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               4.95*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                        28*
------------------------------------------------------------------------------------------

(a) For the period from July 31, 2000 (commencement of sales of Class AARP shares) to November 30, 2000 (Unaudited).

(b) The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .64%.

*   Annualized

**  Not annualized

--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Class S (a)

------------------------------------------------------------------------------------
                                   2000(b) 2000(c)  1999(d) 1998(e) 1997(e) 1996(e)
------------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 8.43   $ 8.98 $ 9.18   $ 9.13   $ 8.84  $ 8.94
                                  --------------------------------------------------
------------------------------------------------------------------------------------
Income (loss) from investment
operations:
------------------------------------------------------------------------------------
  Net investment income              .22      .46    .19       .45     .46     .45
------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       .33     (.51)  (.20)      .10     .34    (.10)
                                  --------------------------------------------------
------------------------------------------------------------------------------------
  Total from investment operations   .55     (.05)  (.01)      .55     .80     .35
------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------
  Net investment income             (.22)    (.46)  (.19)     (.45)   (.46)   (.45)
------------------------------------------------------------------------------------
  Net realized gains on               --     (.04)    --      (.05)   (.05)      --
  investment transactions
                                  --------------------------------------------------
------------------------------------------------------------------------------------
  Total distributions               (.22)    (.50)  (.19)     (.50)   (.51)   (.45)
------------------------------------------------------------------------------------
Net asset value, end of period    $ 8.76   $ 8.43 $ 8.98    $ 9.18  $ 9.13  $ 8.84
                                  --------------------------------------------------
------------------------------------------------------------------------------------
Total Return (%)                    6.56**   (.62)  (.17)**   6.23    9.29    4.15
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($
millions)                            772      664    713       737     728     737
------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .64*   .66(f)   .64*      .62     .64     .63
------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .64*   .65(f)   .64*      .62     .64     .63
------------------------------------------------------------------------------------
Ratio of net investment income (%)  5.03*    5.27   4.92*     4.96    5.12    5.20
------------------------------------------------------------------------------------
Portfolio turnover rate (%)           28*      47     14*        9      10      12
------------------------------------------------------------------------------------

(a) On July 28, 2000 existing shares of the Fund were redesignated as Class S.

(b) For the six months ended November 30, 2000 (Unaudited).

(c) For the year ended May 31, 2000.

(d) For the five months ended May 31, 1999. On August 10, 1998 the Fund changed the fiscal year end from December 31 to May 31.

(e) Years ended December 31.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .65% and .64%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Managed Municipal Bonds (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

On July 31, the Fund commenced offering multiple classes of shares. Existing shares of the Fund were redesignated as Class S. In addition, all of the net assets acquired from the merger with AARP Insured Tax Free General Bond Fund were designated as Class AARP, and all of the net assets acquired from the merger with Scudder Ohio Tax Free Fund were exchanged for Class S shares (see Note G). The two classes of shares provide investors with different purchase options. Shares of Class AARP are especially designed for members of AARP. After December 29, 2000, Class S shares of the Fund will generally not be available to new investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as reorganization expenses (see Note F). Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

--------------------------------------------------------------------------------


When-Issued/Forward Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2000, the Fund had a net tax basis capital loss carryforward of approximately $4,600,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2007 ($900,000) and May 31, 2008, ($3,700,000) the respective expiration dates, whichever occurs first. In addition, the Fund inherited approximately $3,878,000 of capital losses from its merger (Note G) with AARP Insured Tax Free General Bond Fund and $541,000 of capital losses from its merger (Note G) with Scudder Ohio Tax Free Fund, which can be used to offset gains in future years, or until May 31, 2008 and May 31, 2007, the respective expiration dates, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

From November 1, 1999 through May 31, 2000, the Fund incurred approximately $1,600,000 of net realized capital losses. In addition, the Fund inherited approximately $1,107,000 of net realized capital losses from its merger (Note G) with AARP Insured Tax Free General Bond Fund and $254,000 of net realized capital losses from its merger (Note G) with Scudder Ohio Tax Free Fund. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2001.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

--------------------------------------------------------------------------------


The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2000, purchases and sales of municipal securities (excluding short-term investments) aggregated $253,585,768 and $275,525,474, respectively.

C. Related Parties

As described in Note F, Zurich Scudder Investments, Inc. (formerly "Scudder Kemper Investments, Inc.") has initiated a restructuring program for most of its Scudder no-load open-end funds. As part of this reorganization, the Fund adopted a new Investment Management Agreement and entered into an Administrative Agreement. Both of these agreements were effective July 31, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc. ("Scudder" or the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.55% on the first $200,000,000 of the Fund's average daily net assets, 0.50% on the next $500,000,000 of such net assets and 0.475% on such net assets in excess of $700,000,000, computed and accrued daily and payable monthly.

--------------------------------------------------------------------------------


Effective July 31, 2000, the Fund, as approved by the Fund's Board of Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with the Adviser. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.49% of the first $2,000,000,000 of the Fund's average daily net assets, 0.465% of the next $1,000,000,000 of such net assets and 0.44% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2000, the fees pursuant to the Agreement and the Management Agreement amounted to $4,205,933. This was equivalent to an annualized effective rate of 0.49% of the Fund's average daily net assets.

Administrative Fee. Effective July 31, 2000, the Fund, as approved by the Fund's Board of Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with Scudder. Under the Administrative Agreement the Adviser provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Adviser under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.15% of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider will continue to provide the services that it currently provides to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that Scudder will pay these entities for the provision of their services to the Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by Scudder under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period July 31, 2000 through November 30, 2000, the Administrative Agreement expense charged to the Fund amounted to $1,117,233, of which $562,466 is unpaid at November 30, 2000. In addition, a one-time reduction of certain costs incurred in connection with the reorganization amounting to $167,309 on Class AARP is included in the Administrative fee on the Statement of Operations.

Service Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the

--------------------------------------------------------------------------------


Fund. Prior to July 31, 2000, the amount charged to the Fund by SSC aggregated $56,852, all of which is paid at November 30, 2000.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to July 31, 2000, the amount charged to the Fund by SFAC aggregated $23,699, all of which is paid at November 30, 2000.

Effective July 31, 2000, the above fees will be paid by the Adviser in accordance with the Administrative Agreement.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Adviser an annual retainer, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the six months ended November 30, 2000, Trustees' fees and expenses aggregated $21,344.

Other Related Parties. Effective July 31, 2000, Scudder has agreed to pay a fee to AARP and/or its affiliates in return for advice relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by Scudder. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 2000, the Fund's custodian fees were reduced by $18,844. Prior to July 31, 2000, transfer agent fees were reduced by $2,287.

Effective July 31, 2000,
transfer agent credits will no longer be used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants

--------------------------------------------------------------------------------


are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Reorganization

In early 2000, Scudder initiated a restructuring program for most of its Scudder no-load open-end funds in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the no-load open-end funds Scudder advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by Scudder and certain of the affected funds. For the year ended May 31, 2000 a one-time fee of $59,607 was accrued by Class S for payment to those Trustees not affiliated with the Adviser who did not stand for re-election. Inasmuch as the Adviser will also benefit from administrative efficiencies of a consolidated board, the Adviser agreed to bear $29,804 of such costs which were paid to the Fund in December 2000.

G. Acquisition of Assets

On July 28, 2000, the Fund acquired all the net assets of AARP Insured Tax Free General Bond Fund and Scudder Ohio Tax Free Fund pursuant to plans of reorganization approved by shareholders on July 10, 2000. The acquisitions were accomplished by a tax-free exchange of 167,859,204 shares of Class AARP shares of the Fund for 81,934,189 shares of AARP Insured Tax Free General Bond Fund and 9,530,645 shares of Class S shares of the Fund for 6,453,449 shares of Scudder Ohio Tax Free Fund outstanding on July 28, 2000. AARP Insured Tax Free General Bond Fund's net assets at that date ($1,458,696,212), including $91,141,695 of unrealized appreciation and Scudder Ohio Tax Free Fund's net assets at that date ($82,821,299) including $2,517,579 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $683,719,293. The combined net assets of the Fund immediately following the acquisition were $2,225,236,804.

--------------------------------------------------------------------------------


H. Share Transactions

The following tables summarize share and dollar activity in the Fund:


                                                                           Six Months Ended                       Year Ended
                                                                           November 30, 2000                     May 31, 2000
                                                                  ------------------------------------------------------------------
                                                                      Shares           Dollars          Shares          Dollars
Shares sold
------------------------------------------------------------------------------------------------------------------------------------
Class AARP*.............................                               1,763,643   $   15,503,503               --  $           --
Class S**...............................                               5,720,752       49,715,144        9,355,852      79,038,469
                                                                                   $   65,218,647                   $   79,038,469
Shares issued in tax-free reorganizations
------------------------------------------------------------------------------------------------------------------------------------
Class AARP..............................                             167,859,204   $1,458,696,212               --  $           --
Class S**...............................                               9,530,645       82,821,299        8,189,666      71,413,890
                                                                                   $1,541,517,511                   $   71,413,890
Shares issued to shareholders in reinvestment of distributions
------------------------------------------------------------------------------------------------------------------------------------
Class AARP*.............................                               1,604,908   $   14,019,355               --  $           --
Class S**...............................                               1,208,222       10,525,586        2,609,423      22,444,604
                                                                                   $   24,544,941                   $   22,444,604
Shares redeemed
------------------------------------------------------------------------------------------------------------------------------------
Class AARP*.............................                              (5,772,011)  $  (50,357,220)              --  $           --
Class S**...............................                              (7,171,635)     (62,361,822)     (20,782,258)   (179,054,597)
                                                                                   $ (112,719,042)                  $ (179,054,597)
Net increase (decrease)
------------------------------------------------------------------------------------------------------------------------------------
Class AARP*.............................                             165,455,744   $1,437,861,850               --  $           --
Class S**...............................                               9,287,984       80,700,207         (627,317)     (6,157,634)
                                                                                   $1,518,562,057                   $   (6,157,634)

* For the period July 31, 2000 (commencement of sales of Class AARP shares) to November 30, 2000.

** On July 28, 2000, existing shares of the Fund were redesignated as Class S shares.

Shareholder Meeting Results                                          (Unaudited)
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder Managed Municipal Bonds (the "fund"), a series of Scudder Municipal Trust, was held on July 13, 2000, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder Municipal Trust.

-----------------------------------------------------------------------------
                                                 Number of Votes:
-----------------------------------------------------------------------------
   Trustee                                  For               Withheld
-----------------------------------------------------------------------------
   Henry P. Becton, Jr.                  47,968,316          1,151,583
-----------------------------------------------------------------------------
   Linda C. Coughlin                     47,945,219          1,174,679
-----------------------------------------------------------------------------
   Dawn-Marie Driscoll                   47,952,845          1,167,053
-----------------------------------------------------------------------------
   Edgar R. Fiedler                      47,812,611          1,307,288
-----------------------------------------------------------------------------
   Keith R. Fox                          47,941,664          1,178,235
-----------------------------------------------------------------------------
   Joan E. Spero                         47,935,097          1,184,802
-----------------------------------------------------------------------------
   Jean Gleason Stromberg                47,927,465          1,192,434
-----------------------------------------------------------------------------
   Jean C. Tempel                        47,933,985          1,185,913
-----------------------------------------------------------------------------
   Steven Zaleznick                      47,908,359          1,211,540
-----------------------------------------------------------------------------

2. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the fund for the fiscal year ending May 31, 2001.

-----------------------------------------------------------------------------
                                 Number of Votes:
-----------------------------------------------------------------------------
                                                                    Broker
         For              Against                    Abstain      Non-Votes*
-----------------------------------------------------------------------------
     48,047,553           563,305                    509,040          0
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Officers and Trustees
--------------------------------------------------------------------------------


 Linda C. Coughlin*
   o  President and Trustee

 Henry P. Becton, Jr.
   o  Trustee; President, WGBH
      Educational Foundation

 Dawn-Marie Driscoll
   o  Trustee; President, Driscoll
      Associates; Executive Fellow,
      Center for Business Ethics, Bentley
      College

 Edgar R. Fiedler
   o  Trustee; Senior Fellow and
      Economic Counsellor, The
      Conference Board, Inc.

 Keith R. Fox
   o  Trustee; General Partner,
      The Exeter Group of Funds

 Joan E. Spero
   o  Trustee; President, The Doris
      Duke Charitable Foundation

 Jean Gleason Stromberg
   o  Trustee; Consultant

 Jean C. Tempel
   o  Trustee; Managing Director,
      First Light Capital, LLC

 Steven Zaleznick
   o Trustee; President and
     Chief Executive Officer,
     AARP Services, Inc.

 Thomas V. Bruns*
   o  Vice President

 Philip G. Condon*
   o  Vice President

 William F. Glavin*
   o  Vice President

 Ashton P. Goodfield*
   o  Vice President

 James E. Masur*
   o  Vice President

 Howard S. Schneider*
   o  Vice President

 John Millette*
   o  Vice President and Secretary

 Kathryn L. Quirk*
   o  Vice President and Assistant Secretary

 John R. Hebble*
   o  Treasurer

 Brenda Lyons*
   o  Assistant Treasurer

 Caroline Pearson*
   o  Assistant Secretary

 *Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Funds
--------------------------------------------------------------------------------

Money Market                                U.S. Growth
  Scudder U.S. Treasury Money Fund          Value
  Scudder Cash Investment Trust               Scudder Large Company Value Fund
  Scudder Money Market Series --              Scudder Value Fund
   Prime Reserve Shares                       Scudder Small Company Value Fund
   Premium Shares
   Managed Shares                           Growth
  Scudder Tax Free Money Fund                 Scudder Classic Growth Fund
                                              Scudder Capital Growth Fund
Tax Free                                      Scudder Large Company Growth Fund
  Scudder Medium Term Tax Free Fund           Scudder Select 1000 Growth Fund
  Scudder Managed Municipal Bonds             Scudder Development Fund
  Scudder High Yield Tax Free Fund            Scudder Small Company Stock Fund
  Scudder California Tax Free Fund            Scudder 21st Century Growth Fund
  Scudder Massachusetts Tax Free Fund
  Scudder New York Tax Free Fund            Global Equity
                                            Worldwide
U.S. Income                                   Scudder Global Fund
  Scudder Short Term Bond Fund                Scudder International Fund
  Scudder GNMA Fund                           Scudder Global Discovery Fund
  Scudder Income Fund                         Scudder Emerging Markets Growth Fund
  Scudder High Yield Bond Fund                Scudder Gold Fund

Global Income                               Regional
  Scudder Global Bond Fund                    Scudder Greater Europe Growth Fund
  Scudder Emerging Markets Income Fund        Scudder Pacific Opportunities Fund
                                              Scudder Latin America Fund
Asset Allocation                              The Japan Fund, Inc.
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Moderate Portfolio        Industry Sector Funds
  Scudder Pathway Growth Portfolio            Scudder Health Care Fund
                                              Scudder Technology Innovation Fund
U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund





                                       52


--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

 Retirement Programs                        Education Accounts
   Traditional IRA                            Education IRA
   Roth IRA                                   UGMA/UTMA
   SEP-IRA                                    IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------
Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.                 Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                    Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                     Scudder New Asia Fund, Inc.


Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program

           Convenient      Automatic Investment Plan
      ways to invest,
          quickly and      A convenient investment program in which money is
             reliably      electronically debited from your bank account monthly
                           to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                           Automatic Dividend Transfer

                           The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                           QuickBuy

                           Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                           Payroll Deduction and Direct Deposit

                           Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                           * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.

          Around-the-      Automated Information Lines
     clock electronic
              account      Scudder Class S Shareholders:
          service and      Call SAIL(TM) -- 1-800-343-2890
         information,
       including some      AARP Investment Program Shareholders:
         transactions      Call Easy-Access Line -- 1-800-631-4636

                           Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                           Web Site

                           Scudder Class S Shareholders --
                           www.scudder.com

                           AARP Investment Program Shareholders --
                           aarp.scudder.com

                           Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

--------------------------------------------------------------------------------

            Those who      Automatic Withdrawal Plan
            depend on
           investment      You designate the bank account, determine the
         proceeds for      schedule (as frequently as once a month) and amount
      living expenses      of the redemptions, and Scudder does the rest.
      can enjoy these
          convenient,      Distributions Direct
          timely, and
             reliable      Automatically deposits your fund distributions into
            automated      the bank account you designate within three business
           withdrawal      days after each distribution is paid.
             programs
                           QuickSell

                           Provides speedy access to your money by
                           electronically crediting your redemption proceeds to the bank account you previously designated.

             For more      Scudder Class S Shareholders:
          information
          about these      Call a Scudder representative at
             services      1-800-SCUDDER

                           AARP Investment Program Shareholders:

                           Call an AARP Investment Program representative at 1-800-253-2277

       Please address      For Scudder Class S Shareholders:
          all written
       correspondence      The Scudder Funds
                   to      PO Box 219669
                           Kansas City, MO
                           64121-9669

                           For AARP Investment Program Shareholders:

                           AARP Investment Program from Scudder
                           PO Box 219735
                           Kansas City, MO
                           64121-9735

About the Fund's Adviser

Zurich Scudder Investments, Inc., a leading global investment management firm, is a member of the Zurich Financial Services Group. Zurich Scudder Investments is one of the largest and most experienced investment management organizations in the world, managing more than USD 360 billion in assets for corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals worldwide. Headquartered in New York, Zurich Scudder Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies.

Headquartered in Zurich, Switzerland, Zurich Financial Services Group is one of the global leaders in the financial services industry, providing its customers with products and solutions in the area of financial protection and asset accumulation.



This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

   Scudder
Investments(SM)
   [LOGO]

AARP Investment
Program from Scudder
PO Box 219735
Kansas City, MO 64121-9735
1-800-253-2277
aarp.scudder.com

Scudder Funds
PO Box 219669
Kansas City, MO 64121-9669
1-800-SCUDDER
www.scudder.com

A member of [LOGO] Zurich Scudder Investments